[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Active International Allocation Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value (000)
Common Stocks (89.9%)
Australia (2.6%)
Alumina Ltd.		74,784	$340
Amcor Ltd.		58,069	321
AMP Ltd.		33,484	183
Ansell Ltd.		4,383	33
Australia & New Zealand Banking Group Ltd.		36,406	580
Australian Gas Light Co., Ltd.		11,707	128
BHP Billiton Ltd.		231,225	3,191
BlueScope Steel Ltd.		47,246	317
Boral Ltd.		38,470	181
Brambles Industries Ltd.		24,925	153
Coca-Cola Amatil Ltd.		12,924	86
Coles Myer Ltd.		27,045	197
Commonwealth Bank of Australia		30,082	812
CSL Ltd.		2,172	57
CSR Ltd.		62,408	119
Foster’s Group Ltd.		51,400	204
Insurance Australia Group Ltd.		42,790	209
James Hardie Industries N.V.		30,762	142
John Fairfax Holdings Ltd.		25,260	82
Leighton Holdings Ltd.		5,438	43
Lend Lease Corp., Ltd.	(c)	10,440	102
Macquarie Bank Ltd.		5,261	195
Macquarie Infrastructure Group		56,982	158
Mayne Group Ltd.		22,671	68
National Australia Bank Ltd.	(c)	39,082	856
Newcrest Mining Ltd.		21,418	288
OneSteel Ltd.		36,623	73
Orica Ltd.		18,463	260
Origin Energy Ltd.		43,367	239
PaperlinX Ltd.		29,727	94
Patrick Corp., Ltd.		23,518	107
QBE Insurance Group Ltd.	(c)	17,138	197
Rinker Group Ltd.		61,377	512
Rio Tinto Ltd.		20,056	699
Santos Ltd.		32,482	226
Sonic Healthcare Ltd.		4,662	43
Southcorp Ltd.		17,933	59
Stockland	(a)	1,020	5
Suncorp-Metway Ltd.		13,882	208
TABCORP Holdings Ltd.		10,214	133
Telstra Corp., Ltd.		54,349	214
Transurban Group	(c)	14,272	78
Wesfarmers Ltd.		9,460	290
Westpac Banking Corp.		42,543	625
WMC Resources Ltd.		75,197	463
Woodside Petroleum Ltd.		25,915	486
Woolworths Ltd.	(c)	24,886	308
			14,364
Austria (1.1%)
Bank Austria Creditanstalt AG		10,833	1,067
Boehler-Uddeholm AG		558	76
Erste Bank der Oesterreichischen Sparkassen AG		35,060	1,834
Flughafen Wien AG		3,154	212
IMMOFINANZ Immobilien Anlagen AG	(a)	35,141	320

Mayr-Melnhof Karton AG		1,261	200
OMV AG		3,262	1,036
RHI AG	(a)(c)	4,447	137
Telekom Austria AG		21,207	415
VA Technologie AG	(a)	2,483	203
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	(c)	1,049	238
Voestalpine AG	(c)	1,264	98
Wienerberger AG		4,191	191
			6,027
Belgium (1.0%)
AGFA-Gevaert N.V.		3,536	123
Bekaert S.A.		465	39
Belgacom S.A.	(a)	3,019	125
Dexia		50,151	1,193
Electrabel S.A.		1,171	525
Fortis		74,737	2,129
InBev N.V.		3,651	128
KBC Groupe S.A.		6,916	583
Solvay S.A., Class A		3,724	444
UCB S.A.		5,724	277
Umicore		925	94
			5,660
Brazil (1.1%)
AmBev (Preference)		1,205,549	350
Aracruz Celulose S.A., Class B (Preference)		31,975	115
Banco Bradesco S.A. (Preference)		15,000	433
Banco Itau Holding Financeira S.A. (Preference)		3,075	500
Brasil Telecom Participacoes S.A. (Preference)		17,028,000	110
Caemi Mineracao e Metalurgica S.A. (Preference)	(a)	119,000	110
CEMIG S.A. (Preference)		7,130,000	164
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)		1,000	21
Cia Siderurgica de Tubarao (Preference)		1,042,000	64
Cia Siderurgica Nacional S.A.		5,951	141
CVRD, Class A (Preference)		40,441	1,088
Electrobras S.A. Class B (Preference)		8,091,225	105
Embraer (Preference)		24,830	194
Embratel Participacoes S.A. (Preference)	(a)	8,878,432	14
Gerdau S.A. (Preference)		10,000	166
Klabin S.A. (Preference)		44,000	73
Petrobras S.A. (Preference)		40,000	1,545
Sadia S.A. (Preference)		35,000	58
Souza Cruz S.A.		6,000	72
Tele Centro Oeste Celular Participacoes S.A. (Preference)		17,449,729	58
Tele Norte Leste Participacoes S.A. (Preference)	(a)	19,661	303
Telesp Celular Participacoes S.A. (Preference)	(a)	30,625,000	73
Unibanco GDR		5,700	196
Usiminas S.A., Class A (Preference)		7,000	150
Votorantim Celulose e Papel S.A. (Preference)		5,935	78
			6,181
Denmark (0.5%)
AP Moller - Maersk A/S		60	558
Danske Bank A/S	(c)	27,045	784
DSV A/S		900	69
GN Store Nord	(c)	17,800	204
ISS A/S	(a)	500	41
Novo-Nordisk A/S, Class B	(c)	10,700	596
Novozymes A/S, Class B	(c)	3,114	153
TDC A/S		2,700	114
Vestas Wind Systems A/S	(a)	9,850	142
			2,661
Finland (1.1%)
Fortum Oyj	(c)	23,010	448
Kesko Oyj, Class B	(c)	858	22
Kone Oyj, Class B	(a)(c)	2,744	213
Metso Oyj	(c)	18,330	328

Nokia Oyj	(a)(c)	184,894	2,866
Outokumpu Oyj	(c)	13,050	233
Sampo Oyj, Class A	(c)	18,919	275
Stora Enso Oyj, Class R	(c)	39,983	561
TietoEnator Oyj	(c)	8,736	299
UPM-Kymmene Oyj	(c)	30,931	686
Uponor Oyj		2,504	53
Wartsila Oyj, Class B		5,234	138
			6,122
France (7.9%)
Accor S.A.	(c)	15,312	749
Alcatel S.A.	(a)(c)	49,069	595
Alstom	(a)	250,615	214
Atos Origin	(a)	1,358	92
Autoroutes du Sud de la France		4,075	207
AXA S.A.		102,232	2,723
BNP Paribas S.A.	(c)	70,343	4,982
Bouygues S.A.		14,072	558
Business Objects S.A.	(a)(c)	3,997	107
Cap Gemini S.A.	(a)	11,592	404
Carrefour S.A.		26,871	1,426
Casino Guichard Perrachon S.A.	(c)	2,971	250
Cie de Saint-Gobain	(c)	17,131	1,044
Cie Generale d’Optique Essilor International S.A.		3,088	223
CNP Assurances	(c)	4,365	309
Credit Agricole S.A.	(c)	30,308	824
Dassault Systemes S.A.		3,682	174
France Telecom S.A.		46,945	1,405
Gecina S.A. REIT		2,500	285
Groupe Danone	(c)	11,909	1,185
Hermes International		361	73
Imerys S.A.		3,876	293
Klepierre REIT		2,108	189
L’Air Liquide S.A.	(c)	9,302	1,711
L’Oreal S.A.	(c)	2,146	172
Lafarge S.A.		12,857	1,245
Lagardere S.C.A.		5,140	389
LVMH Moet Hennessy Louis Vuitton S.A.	(c)	8,891	665
Michelin (CGDE), Class B		3,830	252
Pernod-Ricard S.A.	(c)	1,088	152
Peugeot S.A.	(c)	4,361	277
Pinault-Printemps-Redoute S.A.		2,310	247
Publicis Groupe		3,416	105
Renault S.A.	(c)	4,489	401
Sagem S.A.	(c)	4,202	94
Sanofi-Aventis S.A.	(c)	42,642	3,595
Schneider Electric S.A.	(c)	11,892	932
Societe BIC S.A.		3,586	203
Societe Generale	(c)	27,637	2,871
Societe Television Francaise 1	(c)	4,208	133
Sodexho Alliance S.A.	(c)	8,597	286
Suez S.A.	(c)	48,748	1,312
Technip S.A.		311	52
Thales S.A.	(c)	6,819	284
Thomson		8,864	239
Total S.A.	(c)	34,426	8,054
Unibail REIT	(c)	3,409	404
Valeo S.A.		4,787	213
Veolia Environnement	(c)	10,055	357
Vinci S.A.	(c)	3,917	564
Vivendi Universal S.A.	(a)	32,122	984
Zodiac S.A.		509	24
			44,528

Germany (6.0%)
Adidas-Salomon AG		1,713	272
Allianz AG (Registered)		18,885	2,397
Altana AG		2,976	189
BASF AG	(c)	33,946	2,406
Bayer AG		41,881	1,383
Bayerische Hypo-und Vereinsbank AG	(a)	56,012	1,370
Beiersdorf AG		5,684	634
Celesio AG		1,833	150
Commerzbank AG	(a)	65,866	1,429
Continental AG	(c)	3,029	235
DaimlerChrysler AG		20,524	919
Deutsche Bank AG (Registered)		35,200	3,036
Deutsche Boerse AG		14,349	1,079
Deutsche Lufthansa AG (Registered)	(a)	12,385	178
Deutsche Post AG (Registered)		37,297	910
Deutsche Telekom AG (Registered)	(a)(c)	105,248	2,101
Douglas Holding AG		1,001	37
E. ON AG	(c)	44,245	3,796
Epcos AG	(a)	3,058	42
Fresenius Medical Care AG	(c)	3,032	245
HeidelbergCement AG		3,132	197
Henkel KGaA (Non-Voting Shares)		1,291	117
Hypo Real Estate Holding AG	(a)	9,637	402
Infineon Technologies AG	(a)	9,727	93
KarstadtQuelle AG		714	7
Lanxess	(a)	4,188	86
Linde AG		7,449	512
MAN AG		6,098	273
Merck KGaA	(c)	2,356	168
Metro AG		5,976	321
Muenchener Rueckversicherungs AG (Registered)		2,773	334
Porsche AG (Non-Voting Shares)	(c)	176	128
ProSieben SAT.1 Media AG (Non-Voting Shares)		2,171	41
Puma AG Rudolf Dassler Sport	(c)	575	144
RWE AG	(c)	23,075	1,395
SAP AG		11,463	1,847
Schering AG		6,960	461
Siemens AG (Registered)		42,895	3,394
ThyssenKrupp AG		16,420	338
TUI AG		9,160	242
Volkswagen AG		5,346	254
Volkswagen AG (Non-Voting Shares)		2,738	99
			33,661
Greece (0.2%)
Alpha Bank A.E.	(a)	7,320	247
EFG Eurobank Ergasias S.A.		5,092	157
National Bank of Greece S.A.		10,973	371
OPAP S.A.		10,400	303
Titan Cement Co., S.A.		2,800	93
			1,171
Hong Kong (5.2%)
Aluminum Corp. of China Ltd., Class H	(c)	492,000	284
Angang New Steel Co. Ltd., Class H	(c)	134,000	79
Bank of East Asia Ltd.		210,429	606
Beijing Capital International Airport Co., Ltd., Class H		202,000	76
BOC Hong Kong Holdings Ltd.		575,500	1,059
Byd Co., Ltd., Class H	(a)	22,000	65
Cathay Pacific Airways Ltd.		168,000	317
Cheung Kong Holdings Ltd.		232,000	2,060
Cheung Kong Infrastructure Holdings Ltd.		60,000	172
China Life Insurance Co., Ltd.	(a)	1,112,000	741
China Oilfield Services Ltd., Class H		228,000	79
China Petroleum & Chemical Corp., Class H		2,508,000	1,013
China Shipping Container Lines Co., Ltd., Class H	(a)	318,000	155
China Shipping Development Co., Ltd., Class H	(c)	192,000	169
China Southern Airlines Co., Ltd., Class H	(a)(c)	176,000	59

China Telecom Corp., Ltd., Class H	(a)	2,074,000	725
CLP Holdings Ltd.		279,300	1,590
Datang International Power Generation Co., Ltd., Class H	(c)	216,000	156
Esprit Holdings Ltd.		139,500	952
Hang Lung Properties Ltd.		295,000	427
Hang Seng Bank Ltd.	(c)	118,200	1,568
Henderson Land Development Co., Ltd.		116,000	516
Hong Kong & China Gas Co., Ltd.		570,079	1,122
Hong Kong Exchanges & Clearing Ltd.		169,000	437
HongKong Electric Holdings Ltd.		216,500	963
Hopewell Holdings Ltd.		103,000	243
Huadian Power International Co., Class H		216,000	59
Huaneng Power International, Inc., Class H		456,000	333
Hutchison Telecommunications International, Ltd.	(a)	228,000	218
Hutchison Whampoa Ltd.		326,200	2,771
Hysan Development Co., Ltd.		107,324	213
Jiangsu Express Co., Ltd., Class H		182,000	83
Jiangxi Copper Co., Ltd., Class H		173,000	92
Johnson Electric Holdings Ltd.		248,000	224
Kerry Properties Ltd.		84,000	184
Li & Fung Ltd.		259,000	471
Maanshan Iron & Steel, Class H	(c)	258,000	91
MTR Corp.		219,110	337
New World Development Ltd.		366,052	359
PCCW Ltd.		572,411	321
PetroChina Co., Ltd., Class H	(c)	2,628,000	1,634
PICC Property & Casualty Co., Ltd.	(a)	516,000	162
Ping An Insurance Group Co. of China Ltd., Class H	(a)	392,000	621
SCMP Group Ltd.		18,000	8
Shangri-La Asia Ltd.	(c)	178,424	261
Sino Land Co.		46,348	42
Sinopec Shangai Petrochemical Co., Ltd., Class H		348,000	142
Sinopec Zhenhai Refining & Chemical Co., Ltd., Class H		108,000	117
Sinotrans Ltd.		267,000	77
Sun Hung Kai Properties Ltd.		203,000	1,841
Swire Pacific Ltd., Class A		144,000	1,140
Techtronic Industries Co.	(c)	142,500	315
Television Broadcasts Ltd.		49,000	247
Weiqiao Textile Co., Class H		51,500	73
Wharf Holdings Ltd.		194,600	615
Yanzhou Coal Mining Co., Ltd., Class H		182,000	247
Yue Yuen Industrial Holdings Ltd.		65,000	185
Zhejiang Expressway Co., Ltd., Class H		216,000	152
			29,268
Ireland (0.4%)
Allied Irish Banks plc		35,596	745
Bank of Ireland		41,594	657
CRH plc		8,782	230
CRH plc (London Shares)		22,800	599
DCC plc		1,500	35
Elan Corp. plc	(a)	16,150	51
Grafton Group plc	(a)	14,750	174
Independent News & Media plc		8,500	28
Irish Life & Permanent plc		2,300	41
			2,560
Italy (2.2%)
Alleanza Assicurazioni S.p.A.		10,315	135
Assicurazioni Generali S.p.A.		15,122	488
Autogrill S.p.A.	(a)	8,195	123
Autostrade S.p.A.		16,330	423
Banca Antonveneta S.p.A.	(a)	1,590	51
Banca Fideuram S.p.A.	(c)	4,060	21
Banca Intesa S.p.A.		116,790	593
Banca Intesa S.p.A. RNC		16,133	74
Banca Monte dei Paschi di Siena S.p.A.	(c)	17,656	59

Banca Nazionale del Lavoro S.p.A.	(a)(c)	19,810	64
Banca Popolare di Milano Scrl	(c)	5,776	55
Banche Popolari Unite Scrl		2,271	48
Banco Popolare di Verona e Novara Scrl		11,763	219
Benetton Group S.p.A.	(c)	2,526	24
Capitalia S.p.A.		10,941	57
Enel S.p.A.		57,728	552
ENI S.p.A.		146,300	3,798
Fiat S.p.A.	(a)(c)	14,286	104
Finmeccanica S.p.A.		361,223	366
Italcementi S.p.A.		1,801	30
Luxottica Group S.p.A.		6,285	129
Mediaset S.p.A.		15,541	224
Mediobanca S.p.A.		10,262	178
Mediolanum S.p.A.		3,051	21
Pirelli & C S.p.A.		154,357	192
Riunione Adriatica di Sicurta S.p.A.		5,483	129
Sanpaolo IMI S.p.A.		45,873	718
Seat Pagine Gialle S.p.A.	(a)	60,586	25
Snam Rete Gas S.p.A.		8,919	50
Telecom Italia S.p.A.		384,910	1,459
Telecom Italia S.p.A. RNC	(c)	248,513	777
TIM S.p.A.	(c)	12,428	83
Tiscali S.p.A.	(a)	2,748	10
UniCredito Italiano S.p.A.		147,944	869
			12,148
Japan (24.3%)
77 Bank Ltd. (The)		25,000	181
Acom Co., Ltd.		5,960	403
Advantest Corp.	(c)	5,390	413
Aeon Co., Ltd.		32,200	544
Aeon Credit Service Co., Ltd.		1,900	128
Aiful Corp.		3,500	280
Aiful Corp. (When Issued)	(a)	1,750	137
Ajinomoto Co., Inc.	(c)	52,400	639
Alps Electric Co., Ltd.	(c)	13,000	207
Amada Co., Ltd.		17,000	105
Asahi Breweries Ltd.		27,200	352
Asahi Glass Co., Ltd.	(c)	85,800	904
Asahi Kasei Corp.		85,000	419
Asatsu-DK, Inc.		2,800	90
Astellas Pharma, Inc.		40,197	1,361
Bank of Fukuoka Ltd. (The)	(c)	42,000	264
Bank of Yokohama Ltd. (The)		94,000	573
Benesse Corp.		4,100	139
Bridgestone Corp.		68,000	1,250
Canon, Inc.		59,600	3,196
Casio Computer Co., Ltd.	(c)	31,200	412
Central Japan Railway Co.	(c)	109	933
Chiba Bank Ltd. (The)	(c)	55,000	356
Chubu Electric Power Co., Inc.	(c)	43,300	1,040
Chugai Pharmaceutical Co., Ltd.		17,107	263
Citizen Watch Co., Ltd.	(c)	20,900	201
Coca-Cola West Japan Co., Ltd.		1,000	23
COMSYS Holdings Corp.	(c)	1,000	8
Credit Saison Co., Ltd.		11,400	410
CSK Corp.	(c)	6,400	266
Dai Nippon Printing Co., Ltd.		31,600	515
Daicel Chemical Industries Ltd.		9,000	49
Daiichi Pharmaceutical Co., Ltd.		19,800	463
Daikin Industries Ltd.		11,100	279
Daimaru, Inc.	(c)	20,000	178
Dainippon Ink & Chemicals, Inc.		42,000	115
Daito Trust Construction Co., Ltd.		8,000	336
Daiwa House Industry Co., Ltd.		42,600	489

Daiwa Securities Group, Inc.		244,000	1,607
Denki Kagaku Kogyo K.K.	(c)	28,000	101
Denso Corp.		48,950	1,219
Dowa Mining Co., Ltd.	(c)	40,000	270
East Japan Railway Co.		249	1,338
Ebara Corp.	(c)	24,800	110
Eisai Co., Ltd.	(c)	20,202	686
FamilyMart Co., Ltd.		3,900	115
Fanuc Ltd.		13,100	820
Fast Retailing Co., Ltd.		6,800	412
Fuji Photo Film Co., Ltd.		34,500	1,261
Fuji Television Network, Inc.		24	57
Fujikura Ltd.	(c)	12,000	53
Fujitsu Ltd.		128,200	770
Furukawa Electric Co., Ltd.	(a)(c)	43,800	201
Hankyu Department Stores, Inc.	(c)	7,000	55
Hirose Electric Co., Ltd.		2,300	235
Hitachi Ltd.		231,000	1,435
Hokkaido Electric Power Co., Inc.		12,500	254
Hokuhoku Financial Group, Inc.		75,000	227
Honda Motor Co., Ltd.		68,204	3,416
Hoya Corp.		7,400	814
Isetan Co., Ltd.	(c)	13,000	169
Ishihara Sangyo Kaisha Ltd.	(c)	10,000	23
Ishikawajima-Harima Heavy Industries Co., Ltd.	(a)(c)	52,000	84
Ito En Ltd.	(c)	1,500	73
Ito-Yokado Co., Ltd.		23,000	918
Itochu Corp.		83,000	418
Itochu Techno-Science Corp.		2,700	87
Japan Airlines Corp.		66,000	193
Japan Real Estate Investment Corp. REIT	(c)	21	171
Japan Tobacco, Inc.		66	732
JFE Holdings, Inc.	(c)	42,200	1,177
JGC Corp.		8,000	87
Joyo Bank Ltd. (The)		53,000	285
JS Group Corp.		14,600	268
JSR Corp.		10,500	207
Kajima Corp.	(c)	81,400	336
Kaneka Corp.		17,000	188
Kansai Electric Power Co., Inc. (The)		49,700	997
Kao Corp.		44,000	1,011
Kawasaki Heavy Industries Ltd.		52,000	90
Kawasaki Kisen Kaisha Ltd.		4,000	28
Keihin Electric Express Railway Co., Ltd.	(c)	26,000	161
Keio Electric Railway Co., Ltd.	(c)	15,000	89
Keyence Corp.		2,300	533
Kikkoman Corp.	(c)	8,000	80
Kinden Corp.	(c)	1,000	8
Kintetsu Corp.	(c)	115,200	391
Kirin Brewery Co., Ltd.		74,400	725
Kobe Steel Ltd.		216,000	381
Kokuyo Co., Ltd.		4,500	57
Komatsu Ltd.		76,400	574
Konami Corp.		7,400	164
Konica Minolta Holdings, Inc.		31,500	318
Kubota Corp.		108,000	576
Kuraray Co., Ltd.		24,000	214
Kurita Water Industries Ltd.	(c)	4,500	71
Kyocera Corp.	(c)	11,600	828
Kyowa Hakko Kogyo Co., Ltd.		28	—	@
Kyushu Electric Power Co., Inc.		27,700	589
Lawson, Inc.		3,700	136
Mabuchi Motor Co., Ltd.	(c)	2,200	132
Marubeni Corp.		82,000	263
Marui Co., Ltd.	(c)	29,200	392

Matsushita Electric Industrial Co., Ltd.	(c)	153,000	2,254
Matsushita Electric Works Ltd.		10,000	86
Meiji Dairies Corp.	(c)	13,000	73
Meiji Seika Kaisha Ltd.	(c)	15,000	75
Meitec Corp.	(c)	1,800	63
Millea Holdings, Inc.		94	1,368
Minebea Co., Ltd.	(c)	18,000	77
Mitsubishi Chemical Corp.		121,000	386
Mitsubishi Corp.		81,500	1,056
Mitsubishi Electric Corp.		140,800	729
Mitsubishi Estate Co., Ltd.	(c)	112,000	1,301
Mitsubishi Heavy Industries Ltd.	(c)	243,000	646
Mitsubishi Logistics Corp.	(c)	5,000	57
Mitsubishi Materials Corp.	(c)	133,000	318
Mitsubishi Rayon Co., Ltd.	(c)	33,000	122
Mitsubishi Tokyo Financial Group, Inc.		401	3,478
Mitsui & Co., Ltd.		95,800	884
Mitsui Chemicals, Inc.		34,000	190
Mitsui Fudosan Co., Ltd.		97,400	1,144
Mitsui Mining & Smelting Co., Ltd.	(c)	79,000	350
Mitsui OSK Lines Ltd.		11,000	71
Mitsui Sumitomo Insurance Co., Ltd.		179,000	1,641
Mitsui Trust Holdings, Inc.		85,545	850
Mitsukoshi Ltd.	(c)	25,000	131
Mizuho Financial Group, Inc.		1,045	4,941
Murata Manufacturing Co., Ltd.		16,600	890
Namco Ltd.		2,400	31
NEC Corp.		116,400	703
NEC Electronics Corp.	(c)	3,000	140
Net One Systems Co., Ltd.	(c)	46	118
NGK Insulators Ltd.	(c)	29,600	294
NGK Spark Plug Co., Ltd.	(c)	22,000	228
Nidec Corp.		3,200	398
Nikko Cordial Corp.		78,000	390
Nikon Corp.	(c)	22,000	253
Nintendo Co., Ltd.		8,200	895
Nippon Building Fund, Inc. REIT		20	171
Nippon Express Co., Ltd.		62,800	330
Nippon Meat Packers, Inc.	(c)	17,600	223
Nippon Mining Holdings, Inc.		16,500	91
Nippon Oil Corp.		114,800	815
Nippon Paper Group, Inc.		55	254
Nippon Sheet Glass Co., Ltd.	(c)	23,000	97
Nippon Steel Corp.		556,000	1,405
Nippon Telegraph & Telephone Corp.		492	2,152
Nippon Yusen Kabushiki Kaisha	(c)	85,000	512
Nissan Chemical Industries Ltd.		9,000	78
Nissan Motor Co., Ltd.	(c)	202,900	2,080
Nisshin Seifun Group, Inc.		9,000	96
Nisshinbo Industries, Inc.		5,000	41
Nissin Food Products Co., Ltd.		5,200	136
Nitto Denko Corp.		15,900	833
Nomura Holdings, Inc.		145,300	2,033
Nomura Research Institute Ltd.		2,500	233
NSK Ltd.	(c)	50,000	257
NTN Corp.	(c)	28,000	155
NTT Data Corp.	(c)	115	397
NTT DoCoMo, Inc.		636	1,068
Obayashi Corp.		39,000	240
Obic Co., Ltd.		700	137
OJI Paper Co., Ltd.	(c)	84,400	474
Oki Electric Industry Co., Ltd.	(c)	42,000	177
Olympus Corp.		9,000	210
Omron Corp.		15,600	340
Onward Kashiyama Co., Ltd.		13,000	192

Oracle Corp. Japan	(c)	3,000	139
Oriental Land Co., Ltd.	(c)	5,100	333
ORIX Corp.		6,600	841
Osaka Gas Co., Ltd.		138,600	427
Pioneer Corp.	(c)	11,754	211
Promise Co., Ltd.		7,200	492
Resona Holdings, Inc.	(a)	353,000	708
Ricoh Co., Ltd.		47,000	806
Rohm Co., Ltd.		7,600	734
Sanden Corp.	(c)	1,000	5
Sankyo Co., Ltd.	(c)	30,605	645
Sanyo Electric Co., Ltd.	(c)	125,000	389
Sapporo Holdings Ltd.	(c)	13,000	61
Secom Co., Ltd.		10,600	441
Seiko Epson Corp.		7,500	278
Sekisui Chemical Co., Ltd.		24,000	174
Sekisui House Ltd.		50,600	540
Seven-Eleven Japan Co., Ltd.		27,200	796
Sharp Corp.		62,200	941
Shimachu Co., Ltd.		4,200	110
Shimamura Co., Ltd.		1,600	122
Shimano, Inc.		7,600	255
Shimizu Corp.	(c)	62,600	320
Shin-Etsu Chemical Co., Ltd.		29,496	1,117
Shinsei Bank Ltd		42,000	239
Shionogi & Co., Ltd.		24,000	331
Shiseido Co., Ltd.	(c)	28,000	369
Shizuoka Bank Ltd. (The)		45,000	454
Showa Denko K.K.	(c)	46,000	121
Showa Shell Sekiyu K.K.		11,400	111
Skylark Co., Ltd.		9,000	152
SMC Corp.		4,500	509
Softbank Corp.	(a)(c)	18,500	763
Sompo Japan Insurance, Inc.		64,000	668
Sony Corp.	(c)	53,697	2,138
Stanley Electric Co., Ltd.		4,400	67
Sumitomo Bakelite Co., Ltd.	(c)	9,000	56
Sumitomo Chemical Co., Ltd.		98,600	487
Sumitomo Corp.		55,400	475
Sumitomo Electric Industries Ltd.		41,400	441
Sumitomo Metal Industries Ltd.	(c)	327,000	589
Sumitomo Metal Mining Co., Ltd.		74,800	563
Sumitomo Realty & Development Co., Ltd.	(c)	40,000	483
Sumitomo Trust & Banking Co., Ltd. (The)		113,000	737
Taiheiyo Cement Corp.		48,000	135
Taisei Corp.		5,000	19
Taisho Pharmaceutical Co., Ltd.		12,441	265
Taiyo Yuden Co., Ltd.	(c)	6,000	65
Takara Holdings, Inc.		8,000	56
Takashimaya Co., Ltd.	(c)	27,000	276
Takeda Pharmaceutical Co., Ltd.		70,300	3,350
Takefuji Corp.		5,280	355
Takuma Co., Ltd.	(c)	5,000	42
TDK Corp.		8,800	602
Teijin Ltd.	(c)	62,400	267
Teikoku Oil Co., Ltd.		6,000	44
Terumo Corp.	(c)	14,800	446
THK Co., Ltd.	(c)	1,300	26
TIS, Inc.	(c)	3,204	125
Tobu Railway Co., Ltd.		62,400	252
Toho Co., Ltd.		4,500	73
Tohoku Electric Power Co., Inc.		29,400	545
Tokyo Broadcasting System, Inc.		8,400	164
Tokyo Electric Power Co., Inc. (The)	(c)	79,000	1,916
Tokyo Electron Ltd.	(c)	13,300	758

Tokyo Gas Co., Ltd.	(c)	174,600	703
Tokyu Corp.		71,400	372
TonenGeneral Sekiyu K.K.		8,000	82
Toppan Printing Co., Ltd.	(c)	30,600	335
Toray Industries, Inc.		85,100	382
Toshiba Corp.	(c)	206,000	861
Tosoh Corp.		31,000	153
Toto Ltd.		38,600	331
Toyo Seikan Kaisha Ltd.	(c)	13,600	253
Toyoba Co., Ltd.		5,000	12
Toyoda Gosei Co., Ltd.	(c)	800	14
Toyota Industries Corp.		6,650	187
Toyota Motor Corp.	(c)	198,400	7,383
Trend Micro, Inc.	(c)	8,200	353
UFJ Holdings, Inc.	(a)	422	2,220
Uni-Charm Corp.		2,800	126
Uniden Corp.	(c)	4,000	83
UNY Co., Ltd.		8,000	96
Ushio, Inc.	(c)	1,000	19
USS Co., Ltd.	(c)	2,090	162
Wacoal Corp.	(c)	5,000	66
West Japan Railway Co.		24	98
World Co., Ltd.		1,800	65
Yahoo! Japan Corp.	(a)(c)	138	323
Yahoo! Japan Corp. (When Issued)	(a)	138	324
Yakult Honsha Co., Ltd.		7,000	135
Yamada Denki Co., Ltd.	(c)	8,000	419
Yamaha Corp.		6,800	98
Yamaha Motor Co., Ltd.		3,000	51
Yamato Transport Co., Ltd.		20,000	286
Yamazaki Baking Co., Ltd.		6,000	57
Yokogawa Electric Corp.		15,700	213
			136,140
Luxembourg (0.1%)
Arcelor		27,333	625
Malaysia (0.6%)
AMMB Holdings Bhd		122,600	91
Astro All Asia Networks plc	(a)	90,400	123
Berjaya Sports Toto Bhd		64,800	68
British American Tobacco (Malaysia) Bhd		14,300	164
Commerce Asset Holdings Bhd		117,300	141
Gamuda Bhd		36,800	45
Genting Bhd		31,200	142
Hong Leong Bank Bhd		62,100	85
IOI Corp. Bhd		62,000	146
Kuala Lumpur Kepong Bhd		32,400	56
Magnum Corp. Bhd		54,700	29
Malakoff Bhd		52,000	103
Malayan Banking Bhd		148,700	442
Malaysia International Shipping Corp. Bhd (Foreign)		47,700	205
Maxis Communications Bhd		63,000	157
Media Prima Bhd	(a)	1	—	@
Nestle (Malaysia) Bhd		10,000	63
OYL Industries Bhd		6,600	61
Petronas Gas Bhd		12,000	22
PLUS Expressways Bhd		143,300	107
Proton Holdings Bhd		23,000	47
Public Bank Bhd (Foreign)		87,000	177
Resorts World Bhd		41,000	101
RHB Capital Bhd		116,000	70
Sime Darby Bhd		120,200	188
SP Setia Bhd		66,400	70
Tanjong plc		22,600	79
Telekom Malaysia Bhd		74,000	190
Tenaga Nasional Bhd		76,100	204
YTL Corp. Bhd		76,800	114
			3,490

Netherlands (4.7%)
ABN AMRO Holding N.V.		90,335	2,241
Aegon N.V.		98,181	1,325
Akzo Nobel N.V.	(c)	17,430	796
ASML Holding N.V.	(a)(c)	26,970	455
Corio N.V. REIT		4,898	274
DSM N.V.		4,597	324
Euronext N.V.		5,187	184
European Aeronautic Defense & Space Co.	(c)	15,990	478
Hagemeyer N.V.	(a)(c)	4,613	12
Heineken N.V.		40,854	1,415
ING Groep N.V. CVA		103,850	3,136
Koninklijke Philips Electronics N.V.	(c)	46,499	1,281
OCE N.V.		4,750	76
Reed Elsevier N.V.		24,491	369
Rodamco Europe N.V. REIT		4,020	301
Royal Dutch Petroleum Co.		133,271	7,966
Royal KPN N.V.		82,724	740
Royal Numico N.V.	(a)	8,920	365
TPG N.V.	(c)	38,543	1,096
Unilever N.V. CVA		40,956	2,787
Vedior N.V. CVA		11,339	202
VNU N.V.		9,049	264
Wereldhave N.V. REIT		1,996	204
Wolters Kluwer N.V. CVA		12,419	227
			26,518
New Zealand (0.0%)
Carter Holt Harvey Ltd.		37,926	53
Telecom Corp. of New Zealand Ltd.		13,998	61
			114
Norway (0.4%)
DNB NOR ASA		11,099	113
Norsk Hydro ASA		9,519	786
Norske Skogindustrier ASA		5,100	102
Orkla ASA		7,350	269
Statoil ASA		31,600	538
Tandberg ASA	(c)	900	9
Telenor ASA		13,100	118
Tomra Systems ASA		4,553	20
Yara International ASA	(a)	12,419	189
			2,144
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	(c)	75,976	207
Brisa-Auto Estradas de Portugal S.A.		18,746	158
Energias de Portugal S.A.	(c)	15,231	43
Portugal Telecom SGPS S.A. (Registered)		32,893	385
PT Multimedia SGPS S.A.		416	10
			803
Singapore (1.3%)
Ascendas REIT		76,000	87
CapitaLand Ltd.	(c)	101,000	144
CapitaMall Trust REIT		65,500	81
Chartered Semiconductor Manufacturing Ltd.	(a)(c)	101,000	61
City Developments Ltd.		56,719	222
ComfortDelgro Corp., Ltd.		172,477	174
Creative Technology Ltd.		5,520	53
DBS Group Holdings Ltd.		106,612	962
Fraser & Neave Ltd.		17,000	156
Jardine Cycle & Carriage Ltd.		11,000	78
Keppel Corp., Ltd.	(c)	53,000	350
Keppel Land Ltd.		37,000	52
Neptune Orient Lines Ltd.		48,000	107
Oversea-Chinese Banking Corp., Ltd.		101,356	847

Overseas Union Enterprise Ltd.		7,468	37
Parkway Holdings Ltd.		63,000	62
SembCorp Industries Ltd.		88,493	104
SembCorp Marine Ltd.		57,000	67
Singapore Airlines Ltd.		50,000	360
Singapore Exchange Ltd.		78,539	100
Singapore Land Ltd.		16,000	52
Singapore Post Ltd.		134,000	69
Singapore Press Holdings Ltd.		152,028	420
Singapore Technologies Engineering Ltd.		127,296	197
Singapore Telecommunications Ltd.		649,595	1,015
STATS ChipPAC Ltd.	(a)	100,000	64
United Overseas Bank Ltd.		113,389	989
United Overseas Land Ltd. (London Shares)	(c)	40,851	54
Venture Corp., Ltd.		22,444	181
			7,145
Spain (2.8%)
Abertis Infraestructuras S.A.	(c)	18,533	419
Acciona S.A.		1,720	155
Acerinox S.A.	(c)	9,972	163
ACS S.A.		15,086	373
Altadis S.A.	(c)	11,925	488
Amadeus Global Travel Distribution S.A., Class A		21,805	206
Antena 3 de Television S.A.	(a)	647	53
Banco Bilbao Vizcaya Argentaria S.A.	(c)	102,567	1,670
Banco Popular Espanol S.A.		5,693	368
Banco Santander Central Hispano S.A.		143,660	1,748
Cintra Concesiones de Infraestructuras de Transporte S.A.	(a)	8,791	94
Endesa S.A.		35,761	804
Fomento de Construcciones y Contratas S.A.		1,882	96
Gas Natural SDG S.A.	(c)	51,329	1,476
Grupo Ferrovial S.A.		3,845	218
Iberdrola S.A.	(c)	30,933	809
Inditex S.A.	(c)	10,027	300
Indra Sistemas S.A.	(c)	2,154	39
Metrovacesa S.A.		1,527	82
Repsol YPF S.A.	(c)	48,523	1,284
Sacyr Vallehermoso S.A.	(c)	4,216	76
Sociedad General de Aguas de Barcelona S.A., Class A		7,719	167
Telefonica S.A.		253,404	4,414
Union Fenosa S.A.		7,982	237
			15,739
Sweden (1.8%)
Alfa Laval AB	(c)	950	16
Assa Abloy AB, Class B		19,677	278
Atlas Copco AB, Class A		7,166	343
Atlas Copco AB, Class B		4,699	206
Electrolux AB, Class B	(c)	10,500	244
Eniro AB	(a)(c)	4,500	53
Getinge AB, Class B		8,700	130
Hennes & Mauritz AB, Class B		16,500	567
Holmen AB, Class B	(a)(c)	4,000	126
Modern Times Group AB, Class B	(a)(c)	1,200	36
Nordea Bank AB	(a)(c)	128,744	1,302
Sandvik AB		12,118	504
Scania AB, Class B		6,000	255
Securitas AB, Class B		25,740	411
Skandia Forsakrings AB	(c)	22,865	116
Skandinaviska Enskilda Banken AB, Class A	(a)(c)	22,266	422
Skanska AB, Class B	(a)(c)	22,851	276
SKF AB, Class B		4,066	190
Ssab Svenskt Stal AB, Class A	(c)	2,050	51
Svenska Cellulosa AB, Class B	(a)(c)	11,122	419
Svenska Handelsbanken, Class A	(c)	36,136	853
Swedish Match AB		19,700	241

Tele2 AB, Class B	(c)	2,558	85
Telefonaktiebolaget LM Ericsson, Class B	(a)(c)	574,442	1,616
TeliaSonera AB	(c)	70,087	416
Volvo AB, Class A		6,195	265
Volvo AB, Class B	(c)	12,985	574
Wihlborgs Fastigheter AB	(a)	3,300	76
Wm-Data AB, Class B		10,675	26
			10,097
Switzerland (4.9%)
ABB Ltd.	(a)	102,742	638
Adecco S.A. (Registered)		3,588	197
Ciba Specialty Chemicals AG (Registered)	(c)	3,414	221
Clariant AG (Registered)	(c)	11,289	195
Compagnie Financiere Richemont AG, Class A		19,186	602
Credit Suisse Group	(a)	34,410	1,477
Geberit AG (Registered)		234	171
Givaudan (Registered)		403	259
Holcim Ltd. (Registered)		9,431	580
Kudelski S.A.	(a)	322	12
Logitech International S.A. (Registered)	(a)	1,200	73
Lonza Group AG (Registered)	(c)	1,634	100
Nestle S.A. (Registered)		22,981	6,285
Nobel Biocare Holding AG		1,400	295
Novartis AG (Registered)	(c)	101,002	4,710
Roche Holding AG (Genusschein)		29,709	3,183
Schindler Holding AG	(c)	508	188
Serono S.A., Class B	(c)	549	398
SGS S.A.		272	196
STMicroelectronics N.V.		10,188	170
Straumann Holding AG		640	138
Sulzer AG (Registered)		39	17
Swatch Group AG (Registered)		2,527	70
Swatch Group AG, Class B		1,232	169
Swiss Reinsurance (Registered)		3,383	242
Swisscom AG (Registered)		813	298
Syngenta AG	(a)	7,465	779
Synthes, Inc.		2,970	330
UBS AG (Registered)	(c)	57,751	4,875
Valora Holding AG		96	22
Zurich Financial Services AG	(a)	2,421	425
			27,315
Thailand (0.8%)
Advanced Info Service PCL (Foreign)	(d)	193,400	494
Bangkok Bank PCL		76,500	198
Bangkok Bank PCL (Foreign)		147,100	421
BEC World PCL (Foreign)	(d)	194,600	73
Charoen Pokphand Foods PCL (Foreign)	(d)	484,652	50
Delta Electronics Thai PCL (Foreign)	(d)	68,700	35
Electricity Generating PCL (Foreign)	(d)	37,156	70
Hana Microelectronics PCL (Foreign)		41,580	24
Kasikornbank PCL		123,100	172
Kasikornbank PCL (Foreign)		184,461	276
Land & Houses PCL		378,839	82
Land & Houses PCL (Foreign, Registered)		283,236	63
National Finance PCL (Foreign)		138,900	53
PTT Exploration & Production PCL (Foreign)		22,394	171
PTT PCL (Foreign)	(d)	161,100	795
Sahaviriya Steel Industry PCL (Foreign)	(d)	916,000	61
Shin Corp. PCL (Foreign)	(d)	250,600	251
Siam Cement PCL		36,936	236
Siam Cement PCL (Foreign)		66,700	450
Siam City Cement PCL (Foreign)	(d)	21,700	154
Siam Commercial Bank PCL (Foreign, Preference)		51,768	66
Siam Commercial Bank PCL (Foreign, Registered)	(d)	109,000	141
Tisco Finance PCL (Foreign)		83,400	55
			4,391

United Kingdom (18.8%)
3i Group plc		10,052	128
Aegis Group plc		38,679	75
Alliance Unichem plc		4,158	61
Amec plc		9,740	59
Amvescap plc		11,317	71
Anglo American plc (London Shares)		83,687	1,985
ARM Holdings plc		43,269	86
Arriva plc		6,576	65
Associated British Ports Holding plc		14,141	128
AstraZeneca plc		70,786	2,790
Aviva plc		106,444	1,277
BAA plc		58,481	645
BAE Systems plc		183,603	900
Balfour Beatty plc		29,593	175
Barclays plc		297,138	3,038
Barratt Developments plc		8,595	107
BBA Group plc		24,241	138
Bellway plc		3,854	64
Berkeley Group Holdings plc		4,037	62
BG Group plc		187,493	1,457
BHP Billiton plc		145,246	1,952
BOC Group plc		30,217	582
Boots Group plc		31,872	376
BP plc		1,223,933	12,686
BPB plc		31,564	296
Brambles Industries plc	(c)	61,641	353
British Airways plc	(a)	26,082	130
British American Tobacco plc		74,536	1,314
British Land Co. plc		39,554	601
British Sky Broadcasting plc		39,104	429
BT Group plc		300,105	1,165
Bunzl plc		26,895	263
Cable & Wireless plc		65,550	160
Cadbury Schweppes plc		103,126	1,034
Capita Group plc		75,169	534
Carnival plc		12,767	701
Centrica plc		123,359	538
Cobham plc		6,040	159
Compass Group plc		154,018	703
Corus Group plc	(a)	196,650	201
Daily Mail & General Trust, Class A		11,011	150
Davis Service Group plc		2,167	18
De La Rue plc		22,562	163
Diageo plc		168,739	2,379
Dixons Group plc		66,685	192
Electrocomponents plc		29,846	140
Emap plc		9,204	144
EMI Group plc		29,007	130
Enterprise Inns plc		25,968	378
Exel plc		20,182	323
Firstgroup plc		17,876	116
FKI plc		7,577	15
Friends Provident plc		78,725	264
GKN plc		23,334	112
GlaxoSmithKline plc		249,941	5,729
Group 4 Securicor plc	(a)	38,187	99
GUS plc		33,000	568
Hammerson plc		21,690	341
Hanson plc		41,100	389
Hays plc		176,839	444
HBOS plc		176,390	2,750
Hilton Group plc		118,802	676
HSBC Holdings plc		526,984	8,335

IMI plc		23,602	183
Imperial Chemical Industries plc		65,256	330
Imperial Tobacco Group plc		31,636	830
Intercontinental Hotels Group plc		47,273	552
Invensys plc	(a)	60,854	18
ITV plc	(a)	135,003	325
Johnson Matthey plc		14,688	275
Kelda Group plc		28,432	321
Kesa Electricals plc		8,981	51
Kidde plc		39,491	125
Kingfisher plc		40,313	220
Land Securities Group plc		35,398	865
Legal & General Group plc		265,165	568
Liberty International plc		19,123	348
Lloyds TSB Group plc		254,973	2,303
LogicaCMG plc		35,943	120
Man Group plc		3,684	96
Marks & Spencer Group plc		57,749	378
Meggitt Plc		28,226	140
MFI Furniture plc		6,439	14
Misys plc		24,343	102
Mitchells & Butlers plc		38,452	250
National Express Group plc		6,715	115
National Grid Transco plc		174,752	1,619
Next plc		9,075	273
Novar plc		1,596	6
Pearson plc		28,138	343
Peninsular & Oriental Steam Navigation Co. (The)		45,240	247
Persimmon plc		9,675	138
Pilkington plc		99,755	223
Prudential plc		71,742	686
Punch Taverns plc		18,379	239
Rank Group plc		42,646	221
Reckitt Benckiser plc		51,873	1,649
Reed Elsevier plc		44,410	460
Rentokil Initial plc		195,393	598
Reuters Group plc		52,158	402
Rexam plc		26,179	235
Rio Tinto plc	(c)	63,085	2,040
Rolls-Royce Group plc	(a)	105,749	488
Rolls-Royce Group plc, Class B		5,287,450	10
Royal & Sun Alliance Insurance Group		105,213	156
Royal Bank of Scotland Group plc		137,235	4,367
SABMiller plc		26,725	418
Sage Group plc		70,602	269
Sainsbury (J) plc		56,599	309
Scottish & Newcastle plc		12,647	110
Scottish & Southern Energy plc		48,116	802
Scottish Power plc		104,601	808
Serco Group plc		29,265	135
Severn Trent plc		24,738	428
Shell Transport & Trading Co. plc (Registered)		522,236	4,688
Signet Group plc		53,624	109
Slough Estates plc		30,652	282
Smith & Nephew plc		31,748	298
Smiths Group plc		31,081	500
Stagecoach Group plc		24,151	50
Tate & Lyle plc		35,920	361
Taylor Woodrow plc		21,025	122
Tesco plc		321,298	1,922
TI Automotive Ltd., Class A	(a)(d)	1,505	—	@
Tomkins plc		52,685	263
Unilever plc		150,711	1,490
United Business Media plc		12,114	122
United Utilities plc		5,482	65

Vodafone Group plc	2,006,776	5,328
Whitbread plc	22,129	390
William Hill plc	30,085	313
Wimpey George plc	14,057	117
Wolseley plc	32,996	691
WPP Group plc	34,449	392
Yell Group plc	22,346	200
		105,254
Total Common Stocks (Cost $440,451)		504,126

		No. of
		Rights
Rights (0.0%)
Brazil (0.0%)
Brasil Telecom Participacoes S.A.	(a)	186,625	—	@
Malaysia (0.0%)
AMMB Holdings Bhd	(a)	24,520	9
Total Rights (Cost $@—)			9

		Face Amount
		(000)
Short-Term Investments (26.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.0%)
Abbey National Treasury Services, 2.64%, 1/13/06	(h)	$1,412	1,412
ASAP Funding Ltd., 2.77%, 4/25/05		1,137	1,137
Banco Bilbao Vizcaya Argentaria, N.Y., 2.81%, 5/16/05		952	952
Bank of America Corp., 2.71%, 5/6/05		945	945
Bank of New York
2.74%, 4/4/06	(h)	951	951
2.83%, 10/28/05	(h)	3,119	3,119
Bear Stearns
2.93%, 4/15/05	(h)	1,713	1,713
2.96%, 12/5/05	(h)	838	838
Beta Finance, Inc.
2.71%, 4/19/05		512	512
2.81%, 5/4/05	(h)	952	952
2.90%, 6/10/05		567	567
Calyon, N.Y., 2.89%, 2/27/06	(h)	761	761
CC USA, Inc.
2.83%, 11/28/05	(h)	1,144	1,144
2.91%, 6/8/05		1,888	1,888
2.92%, 10/28/05	(h)	914	914
CIC, N.Y., 2.78%, 2/13/06	(h)	2,853	2,853
CIT Group Holdings, 2.72%, 7/29/05	(h)	1,197	1,197
Citigroup, Inc., 2.90%, 9/1/05	(h)	913	913
Compass Securitization
2.86%, 5/25/05		1,322	1,322
2.97%, 6/15/05		755	755
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05		2,093	2,093
Deutsche Bank Securities, Inc., 2.87%, 4/1/05		4,284	4,284
Discover Card Master Trust, 2.80%, 5/16/05	(h)(k)	1,267	1,267
Eni Coordination Center, 2.89%, 8/29/05	(h)	951	951
Eurohypo AG, N.Y., 2.90%, 5/18/05		1,902	1,902
Galaxy Funding, Inc., 2.97%, 6/13/05		944	944
Giro Multi-Funding Corp., 3.00%, 6/15/05		1,889	1,889
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)	951	951
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05		2,651	2,651
International Lease Finance Corp., 3.04%, 9/22/05	(h)	1,466	1,466
Internationale Nederlanden U.S. Funding, 2.88%, 6/3/05		1,231	1,231
K2 (USA) LLC
2.78%, 2/15/06	(h)	875	875
2.83%, 10/24/05-3/22/06	(h)	3,538	3,538
Links Finance LLC
2.83%, 9/26/05-10/27/05	(h)	2,853	2,853
2.86%, 2/27/06	(h)	1,142	1,142

Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)	2,663	2,663
Monte Dei Paschi, N.Y., 2.71%, 5/3/05		761	761
Nationwide Building Society
2.77%, 1/13/06	(h)	1,523	1,523
3.12%, 3/31/06	(h)	2,207	2,207
Pfizer, Inc., 2.71%, 5/1/06	(h)	1,902	1,902
Procter & Gamble Co., 2.93%, 5/1/06	(h)	780	780
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)	1,902	1,902
Scaldis Capital LLC, 2.69%, 4/7/05		949	949
Sigma Finance, Inc.
2.79%, 9/15/05	(h)	1,903	1,903
2.84%, 3/22/06	(h)	1,902	1,902
SLM Corp., 2.85%, 5/1/06	(h)	1,902	1,902
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)	1,902	1,902
Tango Finance Corp., 2.83%, 3/22/06	(h)	1,598	1,598
UBS Securities LLC, 2.89%, 4/1/05		14,648	14,648
Washington Mutual Bank FA
2.81%, 5/3/05		1,902	1,902
2.82%, 5/2/05		951	951
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)	951	951
Yorktown Capital LLC, 2.81%, 4/19/05		1,898	1,898
			95,126

		Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund		646,794	647

		Face Amount
		(000)
Repurchase Agreement (9.0%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $50,753	(f)	$50,749	50,749
Total Short-Term Investments (Cost $146,522)			146,522
Total Investments+ (116.0%) (Cost $586,973)			650,657
Liabilities in Excess of Other Assets (-16.0%)			(89,839)
Net Assets (100%)			$560,818

(a)	Non-income producing security.
(c)	All or portion of security on loan at March 31, 2005.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held $2,124,000 of fair valued securities, representing 0.4% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(k)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $586,973,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $63,684,000 of which $76,849,000 related to appreciated securities and $13,165,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,527	$1,982	6/16/05	USD	2,047	$2,047	$65
EUR	8,650	11,233	6/16/05	USD	11,227	11,227	(6)
EUR	9,445	12,265	6/16/05	USD	12,310	12,310	45
EUR	20,489	26,607	6/16/05	USD	27,474	27,474	867
GBP	2,815	5,300	6/16/05	USD	5,279	5,279	(21)
GBP	3,160	5,950	6/16/05	USD	6,032	6,032	82
JPY	2,279,368	21,261	4/6/05	USD	21,966	21,966	705
JPY	2,830,354	26,475	5/9/05	USD	27,168	27,168	693
JPY	1,526,111	14,286	5/18/05	USD	14,558	14,558	272
JPY	1,553,284	14,541	5/18/05	USD	14,827	14,827	286
JPY	14,322	134	6/16/05	USD	138	138	4
JPY	1,287,000	12,078	6/16/05	USD	12,111	12,111	33
USD	5,736	5,736	6/16/05	AUD	7,335	5,632	(104)
USD	219	219	6/16/05	AUD	280	215	(4)
USD	3,956	3,956	6/16/05	EUR	2,950	3,831	(125)
USD	8,385	8,385	6/16/05	EUR	6,252	8,118	(267)
USD	18,826	18,826	6/16/05	EUR	14,024	18,211	(615)
USD	14,941	14,941	6/16/05	EUR	11,137	14,462	(479)
USD	13,737	13,737	6/16/05	EUR	10,247	13,307	(430)
USD	6,805	6,805	6/16/05	EUR	5,079	6,595	(210)
USD	439	439	6/16/05	GBP	230	433	(6)
USD	3,509	3,509	6/16/05	GBP	1,839	3,461	(48)
USD	9,125	9,125	6/16/05	GBP	4,781	9,001	(124)
USD	10,361	10,361	6/16/05	GBP	5,429	10,221	(140)
USD	164	164	6/16/05	GBP	86	162	(2)
USD	22,022	22,022	4/6/05	JPY	2,279,368	21,261	(761)
USD	27,134	27,134	5/9/05	JPY	2,830,354	26,475	(659)
USD	29,707	29,707	5/18/05	JPY	3,079,395	28,827	(880)
USD	10,553	10,553	6/16/05	JPY	1,097,445	10,300	(253)
USD	6,129	6,129	6/16/05	JPY	637,080	5,979	(150)
USD	7,257	7,257	6/16/05	JPY	784,000	7,020	(237)
USD	3,704	3,704	6/16/05	SEK	25,050	3,550	(154)
USD	1,045	1,045	6/16/05	SGD	1,690	1,026	(19)
USD	5,088	5,088	4/25/05	TWD	158,900	5,049	(39)
		$360,954				$358,273	$(2,681)

AUD -	Australian Dollar
EUR -	Euro
GBP -	British Pound
JPY -	Japanese Yen
SEK -	Swedish Krona
SGD -	Singapore Dollar
TWD -	Taiwan Dollar
USD -	U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:

CAC 40 Index
(France)	12	$622	Jun-05	$(1)

DAX Index
(Germany)	23	3,251	Jun-05	22

FTSE 100 Index
(United Kingdom)	135	12,533	Jun-05	(191)

IBEX 35 Index
(Spain)	81	9,705	Apr-05	16

MSCI SING Index
(Singapore)	34	1,036	Apr-05	(18)

MSCI Taiwan Index
(Taiwan)	236	5,827	Apr-05	(26)

OMX 30 Index
(Sweden)	350	3,765	Apr-05	35

SPI 200 Index
(Australia)	75	5,976	Jun-05	(208)

TOPIX Index
(Japan)	101	11,120	Jun-05	(106)
				$(477)

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2005 (unaudited)

		Shares	Value (000)
Common Stocks (96.9%)
(Unless otherwise noted)
Brazil (11.6%)
All America Latina Logistica S.A. (Preference)		538,500	$2,955
Banco Bradesco S.A. (Preference)		229,202	6,619
Banco Bradesco S.A. ADR (Preference)	(c)	94,140	2,730
Banco Itau Holding Financeira S.A. (Preference)		13,356	2,171
Banco Itau Holding Financeira S.A. ADR (Preference)	(c)	151,316	12,279
Braskem S.A. (Preference)		41,656,000	1,696
Braskem S.A. ADR		73,800	2,989
CEMIG S.A. (Preference)		126,737,400	2,912
CEMIG S.A. ADR (Preference)		139,900	3,193
Cia Siderurgica Nacional S.A.		64,542	1,530
Cia Siderurgica Nacional S.A. ADR	(c)	223,800	5,394
CPFL Energia S.A.	(a)	246,485	1,666
CPFL Energia S.A. ADR	(a)	47,450	968
CVRD ADR (Preference)		1,121,794	29,806
CVRD, Class A (Preference)		14,021	377
Gerdau S.A. (Preference)		181,000	3,013
Gerdau S.A. ADR	(c)	54,900	906
Gol Linhas Aereas Inteligentes S.A. ADR	(a)	47,640	1,197
Natura Cosmeticos S.A.		8,780	239
Petrobras S.A. (Preference)		56,883	2,197
Petrobras S.A. ADR	(c)	531,475	23,481
Petrobras S.A. ADR (Preference)		484,498	18,639
Telesp Celular Participacoes S.A. (Preference)	(a)	3,729,039,938	8,911
Telesp Celular Participacoes S.A. ADR (Preference)	(a)(c)	866,113	5,179
Unibanco - Uniao de Bancos Brasileiros S.A.		188,721	1,304
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	(c)	107,280	3,688
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)		110,123	2,363
Votorantim Celulose e Papel S.A. ADR (Preference)	(c)	250,950	3,262
			151,664
Chile (0.8%)
Enersis S.A. ADR	(c)	1,302,100	10,938
China/Hong Kong (5.7%)
Air China Ltd., Class H	(a)(c)	3,540,000	1,282
Asia Aluminum Holdings Ltd.		28,672,000	3,235
China Life Insurance Co., Ltd.	(a)(c)	7,456,000	4,971
China Mobile Hong Kong Ltd.		2,262,000	7,395
China Petroleum & Chemical Corp., Class H	(c)	11,340,000	4,580
China Resources Power Holdings Co.		2,539,000	1,196

Fountain Set Holdings Ltd.	(c)	4,633,000	2,925
Foxconn International Holdings Ltd.	(a)	3,847,000	2,072
Global Bio-Chem Technology Group Co., Ltd.		6,227,000	3,912
GOME Electrical Appliances Holdings Ltd.	(a)	4,125,000	4,416
Grande Holdings Ltd.		2,119,000	2,038
Hainan Meilan International Airport Co., Ltd., Class H		2,406,000	1,535
Hopewell Highway Infrastructure Ltd.	(c)	4,781,000	3,371
Huadian Power International Co., Class H	(c)	10,559,000	2,877
Kingboard Chemical Holdings Ltd.		1,859,000	5,554
Lianhua Supermarket Holdings Co., Ltd., Class H		2,064,000	2,249
Moulin Global Eyecare Holdings	(c)	2,150,000	1,544
Norstar Founders Group Ltd.	(c)	5,621,000	1,420
Ping An Insurance Group Co. of China Ltd., Class H	(a)	3,088,000	4,890
Shougang Concord Century Holdings Ltd.		12,407,000	1,113
TPV Technology Ltd.		7,591,000	4,644
Victory City International Holdings		3,751,000	1,323
Wumart Stores, Inc.		1,033,000	1,722
Yanzhou Coal Mining Co., Ltd., Class H	(c)	2,910,000	3,955
			74,219
Colombia (0.4%)
BanColombia S.A. ADR		362,800	4,847
Egypt (2.6%)
Eastern Tobacco		268,285	8,326
MobiNil		545,449	16,237
Orascom Construction Industries		443,112	9,130
Orascom Construction Industries GDR	(a)	2,608	106
			33,799
India (6.3%)
ABB Ltd. India		123,500	3,261
Aventis Pharma Ltd.		96,492	2,716
Bharat Heavy Electricals Corp.		512,465	9,004
Cipla Ltd.		421,665	2,460
Container Corp. of India Ltd.		140,919	2,582
GlaxoSmithKline Pharmaceuticals Ltd.		156,500	2,579
Gujarat Ambuja Cements Ltd. GDR		264,000	2,416
HDFC Bank Ltd.		225,000	2,804
Hero Honda Motors Ltd.		395,385	4,962
Hindalco Industries Ltd.		86,480	2,562
Hindustan Lever Ltd.		794,260	2,396
Housing Development Finance Corp.		242,000	4,026
India Info.com PCL	(d)	393,611	@—
Industrial Development Bank of India Ltd.		871,200	1,818
Infosys Technologies Ltd.		148,036	7,635
ITC Ltd.		44,000	1,354
ITC Ltd.(Registered) GDR		43,400	1,263
Mahanagar Telephone Nigam Ltd.		820,000	2,155
Mahindra & Mahindra Ltd.		277,000	3,153
Morgan Stanley Growth Fund	(k)	17,282,900	8,682
Oil & Natural Gas Corp., Ltd.		210,200	4,248
Siemens India Ltd.		51,000	1,984
Steel Authority of India Ltd.		1,820,082	2,623
UTI Bank Ltd.		175,000	970
UTI Bank Ltd. GDR	(a)	316,000	1,631

Wipro Ltd.		174,500	2,681
			81,965
Indonesia (1.7%)
Bank Central Asia Tbk PT		14,476,000	5,197
Bank Mandiri Persero Tbk PT		4,699,000	848
Bank Rakyat Indonesia		16,942,000	5,098
Bumi Resources Tbk PT	(a)	35,240,000	2,902
Gudang Garam Tbk PT		1,903,500	3,236
HM Sampoerna Tbk PT		2,348,000	2,566
Indocement Tunggal Prakarsa Tbk PT	(a)	7,662,500	2,265
Ramayana Lestari Sentosa Tbk PT		3,822,500	315
			22,427
Israel (0.8%)
Check Point Software Technologies Ltd.	(a)(c)	477,684	10,385
Malaysia (1.8%)
Bandar Raya Developments Bhd		2,015,000	1,050
Commerce Asset Holdings Bhd		1,981,000	2,388
Magnum Corp. Bhd		4,265,000	2,256
MK Land Holdings Bhd		4,747,000	1,936
Resorts World Bhd		827,000	2,035
Road Builder M Holdings Bhd		876,000	622
SP Setia Bhd		2,776,499	2,923
Tenaga Nasional Bhd		2,301,000	6,176
YTL Corp. Bhd		3,080,066	4,580
			23,966
Mexico (8.8%)
America Movil S.A. de C.V., Class L ADR		738,603	38,112
Cemex S.A. de C.V. ADR		43,381	1,573
Empresas ICA Sociedad Controladora S.A. de C.V.	(a)	4,824,800	1,857
Empresas ICA Sociedad Controladora S.A. de C.V. ADR	(a)	274,800	643
Fomento Economico Mexicano S.A. de C.V. ADR		89,700	4,803
Grupo Financiero Banorte S.A. de C.V., Class O		651,930	4,242
Grupo Televisa S.A. ADR		443,600	26,084
Kimberly-Clark de Mexico S.A. de C.V., Class A		1,578,270	4,731
Wal-Mart de Mexico S.A. de C.V. ADR	(c)	153,647	5,387
Wal-Mart de Mexico S.A. de C.V., Series V		7,719,954	27,089
			114,521
Morocco (0.3%)
Banque Marocaine du Commerce Exterieur		65,400	4,114
Poland (3.0%)
Agora S.A.	(a)	356,126	6,658
NFI Empik Media & Fasion S.A.	(a)	758,047	1,511
Powszechna Kasa Oszczednosci Bank Polski S.A.	(a)	1,189,161	10,457
Telekomunikacja Polska S.A.		608,589	4,101
Telekomunikacja Polska S.A. GDR		2,409,700	16,265
			38,992
Russia (7.8%)
Alliance Cellulose Ltd.	(a)(d)	592,359	—	@
Efes Breweries International N.V. GDR	(a)	138,193	4,201
Highland Gold Mining Ltd.		1,528,700	5,922
LUKOIL ADR		234,234	31,715
Mobile Telesystems ADR		101,100	3,558

Mobile Telesystems GDR		254,800	8,924
OAO Gazprom ADR (Registered)	(c)	496,140	16,720
Peter Hambro Mining Plc	(a)	324,789	3,882
Sberbank RF GDR	(a)	244,150	14,873
Vimpel-Communications ADR	(a)	114,600	3,945
VolgaTelecom ADR		489,600	3,476
Wimm-Bill-Dann Foods OJSC ADR	(a)(c)	277,300	5,360
			102,576
South Africa (12.2%)
African Bank Investments Ltd.		3,831,000	10,242
Anglo American plc (London Shares)		1	—	@
Aveng Ltd.	(c)	3,521,100	6,370
AVI Ltd.		1,055,000	2,288
Barloworld Ltd.		496,000	7,940
Consol Ltd.	(a)	965,800	1,585
Edgars Consolidated Stores Ltd.		223,500	9,839
Harmony Gold Mining Co., Ltd.	(c)	1,067,802	8,496
Harmony Gold Mining Co., Ltd. ADR	(c)	472,574	3,686
Impala Platinum Holdings Ltd.		72,138	6,063
Kumba Resources Ltd.		908,838	9,821
Lewis Group Ltd.	(a)	798,600	4,284
Massmart Holdings Ltd.		1,467,845	9,869
Mittal Steel South Africa Ltd.		200	2
MTN Group Ltd.		2,948,150	20,766
Sanlam Ltd.		5,324,400	10,348
Shoprite Holdings Ltd.		2,695,709	5,977
Standard Bank Group Ltd.		2,312,604	23,279
Steinhoff International Holdings Ltd.		4,125,521	8,784
Telkom S.A. Ltd.		571,130	9,824
			159,463
South Korea (12.9%)
Cheil Industries, Inc.		293,890	4,766
Daishin Securities Co., Ltd.	(a)	110,990	1,598
Daishin Securities Co., Ltd. (Preference)	(a)	189,060	1,877
Doosan Heavy Industries and Construction Co., Ltd.		363,880	5,060
GS Engineering & Construction Corp.		268,250	7,382
Handsome Co., Ltd.		260,300	2,776
Hankook Tire Co., Ltd.		895,230	9,986
Hyundai Heavy Industries		63,900	3,197
Hyundai Mobis		195,270	12,704
Hyundai Motor Co.		115,130	6,223
Hyundai Motor Co. (Preferred)		60,000	2,099
Korea Electric Power Corp.		100,980	2,590
Korean Airlines Co., Ltd.		412,830	8,033
KT&G Corp.		229,990	7,459
Kumho Tire Co., Inc. GDR	(a)(c)(e)	224,940	1,639
LG Investment & Securities Co., Ltd.	(a)	147,950	1,389
Orion Corp.		57,851	6,880
Pusan Bank		480,210	3,794
Samsung Electronics Co., Ltd.		75,264	37,133
Samsung Electronics Co., Ltd. (Preferred)		26,046	8,537
Samsung Fire & Marine Insurance Co., Ltd.	(a)	33,660	2,544

Samsung SDI Co., Ltd.		129,350	13,285
Shinhan Financial Group Co., Ltd.		361,580	9,666
SK Corp.		59,250	3,494
STX Shipbuilding Co., Ltd.		212,480	4,876
			168,987
Taiwan (10.6%)
Acer, Inc.		2,429,217	3,817
Asia Optical Co., Inc.		1,370,272	8,785
Catcher Technology Co., Ltd.		1,259,800	5,118
Cathay Financial Holding Co., Ltd.		3,366,000	6,389
Cheng Shin Rubber Industry Co., Ltd.		2,024,936	2,439
Chinatrust Financial Holding Co., Ltd.		5,310,422	5,992
CTCI Corp.		4,383,538	2,657
Cyberlink Corp.		512,066	1,365
Delta Electronics, Inc.		3,766,000	6,108
Delta Electronics, Inc. GDR	(a)	293,300	2,346
Eva Airways Corp.	(a)	5,396,730	2,527
Far EasTone Telecommunications Co., Ltd.		2,771,000	3,509
Faraday Technology Corp.		862,363	1,670
Fubon Financial Holding Co., Ltd.		3,706,000	3,511
HON HAI Precision Industry		2,581,441	11,471
HON HAI Precision Industry GDR (Registered)		100,200	884
Infortrend Technology, Inc.		1,498,565	3,296
Kaulin Manufacturing Co., Ltd.		1,316,250	1,364
Largan Precision Co., Ltd.		468,138	2,600
MediaTek, Inc.		934,013	6,641
Mega Financial Holding Co., Ltd.		10,492,000	6,760
Phoenixtec Power Co., Ltd.		2,186,355	2,415
Polaris Securities Co., Ltd.		3,636,183	1,783
Richtek Technology Corp.		624,100	1,696
Shin Kong Financial Holding Co., Ltd.		11,065,050	11,274
Springsoft, Inc.		1,579,586	3,444
Sunplus Technology Co., Ltd.		930,200	1,397
Taishin Financial Holdings Co., Ltd.		4,103,256	3,673
Taiwan Cellular Corp.		3,626,000	3,683
Taiwan Cement Corp.		4,610,412	2,678
Taiwan Semiconductor Manufacturing Co., Ltd.		4,080,000	6,669
Tsann Kuen Enterprise Co.		2,354,825	3,184
Ya Hsin Industrial Co., Ltd.		6,762,042	6,772
			137,917
Thailand (5.1%)
Advanced Info Service PCL (Foreign)	(d)	2,891,500	7,391
Asian Property Development PCL	(d)	14,164,700	1,477
Bangkok Bank PCL (Foreign)		3,820,000	10,937
Banpu PCL (Foreign)	(d)	745,300	3,086
CH. Karnchang PCL	(c)(d)	3,701,000	1,239
CP Seven Eleven PCL (Foreign)	(d)	1,942,000	2,830
Italian-Thai Development PCL (Foreign)		18,306,100	4,820
Kasikornbank PCL (Foreign)	(c)	4,428,600	6,622
Kasikornbank PCL NVDR		1,495,900	2,084
Lalin Property PCL (Foreign)	(d)	4,420,600	740
Land & Houses PCL (Foreign, Registered)	(c)	13,154,800	2,926

MBK PCL (Foreign)	(d)		765,700	988
PTT PCL (Foreign)	(c)(d)		1,508,200	7,441
Siam City Bank PCL (Foreign, Registered)	(c)		4,023,700	2,571
Siam Commercial Bank PCL (Foreign, Registered)			2,194,500	2,833
Siam Makro PCL (Foreign)	(d)		389,600	558
Sino Thai Engineering & Construction PCL (Foreign)	(d)		3,711,200	1,072
Thai Oil PCL (Foreign)	(d)		655,900	1,056
Total Access Communication PCL	(a)		1,291,600	3,720
True Corp. PCL (Foreign)	(a)		9,426,300	2,181
				66,572
Turkey (4.5%)
Akbank T.A.S.			1,318,747	6,387
Akcansa Cimento A.S.			1,637,001	5,931
Arcelik	(a)		8,000	46
Dogan Yayin Holding	(a)		1,409,300	3,855
Enka Insaat ve Sanayi A.S.			328,070	4,706
Hurriyet Gazetecilik A.S.			2,732,255	5,939
Trakya Cam Sanayi A.S.			1,547,608	5,149
Turkcell Iletisim Hizmet A.S.			864,641	5,914
Turkiye Garanti Bankasi A.S.	(a)		2,285,860	8,653
Yapi ve Kredi Bankasi	(a)		3,045,897	12,161
				58,741
Total Common Stocks (Cost $1,026,982)				1,266,093

			No. of Warrants
Warrants (0.0%)
Thailand (0.0%)
Sino Thai (Cost $48)	(a)		618,533	22

			Face Amount
			(000)
Fixed Income Securities (0.7%)
India (0.0%)
Saurashtra Cement & Chemicals Ltd. (expired maturity)	(b)(d)	INR	700	—	@
Russia (0.7%)
MCSI Holding Ltd. (Secured Notes)	(d)	$10,337		8,994
Total Fixed Income Securities (Cost $11,458)				8,994
Short-Term Investment (5.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.7%)
Abbey National Treasury Services, 2.64%, 1/13/06	(h)		1,111	1,111
ASAP Funding Ltd., 2.77%, 4/25/05			895	895
Banco Bilbao Vizcaya Argentaria, N.Y., 2.81%, 5/16/05			749	749
Bank of America Corp., 2.71%, 5/6/05			743	743
Bank of New York,
2.74%, 4/4/06	(h)		748	748
2.83%, 10/28/05	(h)		2,454	2,454
Bear Stearns,
2.93%, 4/15/05	(h)		1,348	1,348
2.96%, 12/5/05	(h)		659	659

Beta Finance, Inc.,
2.71%, 4/19/05		402	402
2.81%, 5/4/05	(h)	749	749
2.90%, 6/10/05		446	446
Calyon, N.Y., 2.89%, 2/27/06	(h)	598	598
CC USA, Inc.,
2.83%, 11/28/05	(h)	900	900
2.91%, 6/8/05		1,485	1,485
2.92%, 10/28/05	(h)	719	719
CIC, N.Y., 2.78%, 2/13/06	(h)	2,244	2,244
CIT Group Holdings, 2.72%, 7/29/05	(h)	942	942
Citigroup, Inc., 2.90%, 9/1/05	(h)	719	719
Compass Securitization,
2.86%, 5/25/05		1,040	1,040
2.97%, 6/15/05		594	594
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05		1,646	1,646
Deutsche Bank Securities, Inc., 2.87%, 4/1/05		3,370	3,370
Discover Card Master Trust, 2.80%, 5/16/05	(h)(i)	997	997
Eni Coordination Center, 2.89%, 8/29/05	(h)	748	748
Eurohypo AG, N.Y., 2.90%, 5/18/05		1,496	1,496
Galaxy Funding, Inc., 2.97%, 6/13/05		743	743
Giro Multi-Funding Corp., 3.00%, 6/15/05		1,486	1,486
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)	748	748
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05		2,086	2,086
International Lease Finance Corp., 3.04%, 9/22/05	(h)	1,153	1,153
Internationale Nederlanden U.S. Funding, 2.88%, 6/3/05		968	968
K2 (USA) LLC,
2.78%, 2/15/06	(h)	689	689
2.83%, 10/24/05-3/22/06	(h)	2,783	2,783
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)	2,244	2,244
2.86%, 2/27/06	(h)	898	898
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)	2,095	2,095
Monte Dei Paschi, N.Y., 2.71%, 5/3/05		599	599
Nationwide Building Society,
2.77%, 1/13/06	(h)	1,198	1,198
3.12%, 3/31/06	(h)	1,736	1,736
Pfizer, Inc., 2.71%, 5/1/06	(h)	1,496	1,496
Procter & Gamble Co., 2.93%, 5/1/06	(h)	614	614
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)	1,496	1,496
Scaldis Capital LLC, 2.69%, 4/7/05		747	747
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)	1,497	1,497
2.84%, 3/22/06	(h)	1,496	1,496
SLM Corp., 2.85%, 5/1/06	(h)	1,496	1,496
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)	1,496	1,496
Tango Finance Corp., 2.83%, 3/22/06	(h)	1,257	1,257
UBS Securities LLC, 2.89%, 4/1/05		11,523	11,523
Washington Mutual Bank FA,
2.81%, 5/3/05		1,496	1,496
2.82%, 5/2/05		748	748
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)	748	748
Yorktown Capital LLC, 2.81%, 4/19/05		1,493	1,493
			74,831

	Shares
Investment Company held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	508,805	509

Total Short-Term Investment (Cost $75,340)		75,340
Total Investments+ (103.4%) (Cost $1,113,828) -
Including $72,925 of Securities Loaned		1,350,449
Liabilities in Excess of Other Assets (-3.4%)		(44,083)
Net Assets (100%)		$1,306,366

(a)	Non-income producing security.
(b)	Security is in default.
(c)	All or a portion of security on loan at March 31, 2005.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held $36,872,000 of fair valued securities, representing 2.8% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(i)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.
(k)

Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the three months ended March 31, 2005, the Portfolio had no purchases or sales of this security. The Portfolio derived no income from this security during the three months ended March 31, 2005.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non Voting Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,113,828,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $236,621,000 of which $285,683,000 related to appreciated securities and $49,062,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	2,811	$1,053	4/4/05	USD	1,048	$1,048	$(5)
BRL	3,856	1,444	4/5/05	USD	1,443	1,443	(1)
EUR	291	378	4/5/05	USD	378	378	—	@
PLN	844	267	4/5/05	USD	267	267	—	@
TRY	1,584	1,171	4/4/05	USD	1,171	1,171	—	@
USD	418	418	4/1/05	MXN	4,670	418	—	@
ZAR	35,387	5,665	4/1/05	USD	5,705	5,705	40
ZAR	113,448	17,967	6/27/05	USD	16,710	16,710	(1,257)
ZAR	90,524	14,298	7/22/05	USD	13,812	13,812	(486)
		$42,661				$40,952	$(1,709)

BRL - Brazil Real

EUR - Euro

MXN - Mexican Peso

PLN - Polish Zloty

TRY - New Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

European Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

	Shares	Value
		(000)
Common Stocks (92.1%)
Belgium (0.3%)
Cofinimmo REIT	1,492	$241
Finland (3.2%)
Citycon Oyj	23,847	76
Sponda Oyj	331,418	3,002
		3,078
France (11.5%)
Gecina S.A. REIT	48,048	5,486
Klepierre REIT	28,922	2,600
Silic REIT	3,547	322
Unibail REIT	21,591	2,559
		10,967
Germany (1.7%)
IVG Immobilien AG	97,778	1,655
Italy (5.6%)
Aedes S.p.A.	125,049	729
Beni Stabili S.p.A.	4,306,588	4,131
Immobiliare Grande Distribuzione	81,150	168
Risanamento S.p.A.	96,551	325
		5,353
Netherlands (13.2%)
Corio N.V. REIT	27,171	1,519
Eurocommercial Properties N.V. CVA REIT	66,400	2,231
Rodamco Europe N.V. REIT	83,294	6,229
Vastned Offices/Industrial N.V. REIT	11,380	314
Vastned Retail N.V. REIT	6,366	449
Wereldhave N.V. REIT	18,205	1,864
		12,606
Norway (0.2%)
Steen & Strom ASA	7,336	186
Spain (6.4%)
Inmobiliaria Colonial S.A.	72,894	3,546
Inmobiliaria Urbis S.A.	168,747	2,537
		6,083
Sweden (2.2%)
Castellum AB	27,916	912
Hufvudstaden AB, Class A	171,000	1,209
		2,121
Switzerland (2.6%)
PSP Swiss Property AG	60,212	2,516
United Kingdom (45.2%)
British Land Co. plc	576,331	8,757
Brixton plc	198,500	1,279
Capital & Regional plc	171,476	2,252

CLS Holdings plc	(a)	69,144	563
Derwent Valley Holdings plc		100,146	2,082
Freeport plc		141,913	1,026
Grainger Trust plc		96,500	726
Great Portland Estates plc		24,720	153
Hammerson plc		247,831	3,894
Land Securities Group plc		368,050	8,993
Liberty International plc		209,112	3,807
London Merchant Securities plc		245,611	956
Minerva plc		325,273	1,537
Pillar Property plc		53,638	770
Shaftesbury plc		105,843	706
Slough Estates plc		484,196	4,461
Unite Group plc		222,714	1,241
			43,203
Total Common Stocks (Cost $79,890)			88,009

		Face
		Amount
		(000)
Short-Term Investment (10.2%)
Repurchase Agreement (10.2%)
J.P Morgan Securities, Inc. 2.78%, dated 3/31/05, due 4/1/05, repurchase price $9,700 (Cost $9,699)	(f)	$9,699	9,699
Total Investments+ (102.3%) (Cost $89,589)			97,708
Liabilities in Excess of Other Assets (-2.3%)			(2,173)
Net Assets (100%)			$95,535

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $89,589,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,119,000 of which $8,259,000 related to appreciated securities and $140,000 related to depreciated securities.

Global Franchise Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (97.8%)
Canada (2.5%)
Torstar Corp., Class B		83,165	$1,695
Finland (4.9%)
Kone Oyj, Class B	(a)	43,582	3,388
France (5.6%)
Groupe Danone		22,351	2,223
Sanofi-Aventis S.A.		18,786	1,584
			3,807
Netherlands (9.2%)
Reed Elsevier N.V.		127,632	1,924
Royal Numico N.V.	(a)	60,177	2,461
Wolters Kluwer N.V. CVA		105,825	1,933
			6,318
Spain (3.5%)
Altadis S.A.		44,463	1,818
Zardoya Otis S.A.		22,854	612
			2,430
Sweden (4.8%)
Swedish Match AB		267,482	3,272
Switzerland (7.7%)
Nestle S.A. (Registered)		11,479	3,140
Novartis AG (Registered)		45,809	2,136
			5,276
United Kingdom (41.7%)
Allied Domecq plc		308,738	3,113
British American Tobacco plc		290,047	5,114
Cadbury Schweppes plc		444,465	4,456
Capital Radio plc		135,627	1,035
Diageo plc		194,620	2,744
GlaxoSmithKline plc		120,304	2,758
Imperial Tobacco Group plc		84,412	2,216
Reckitt Benckiser plc		108,587	3,451
SMG plc		673,377	1,374
Unilever plc		104,032	1,028
WPP Group plc		108,258	1,232
			28,521
United States (17.9%)
Altria Group, Inc.		47,468	3,104
Bristol-Myers Squibb Co.		69,819	1,777
Brown-Forman Corp., Class B		25,552	1,399
Kimberly-Clark Corp.		22,987	1,511
Merck & Co., Inc.		74,027	2,396
New York Times Co. (The), Class A		55,812	2,042
			12,229
Total Common Stocks (Cost $48,415)			66,936

		Face Amount (000)
Short-Term Investment (7.0%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05 repurchase price $4,837 (Cost $4,837)	(f)	$4,837	4,837
Total Investments + (104.8%) (Cost $53,252)			71,773
Liabilities in Excess of Other Assets (-4.8%)			(3,319)
Net Assets (100%)			$68,454

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $53,252,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,521,000 of which $19,549,000 related to appreciated securities and $1,028,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	147	$191	4/1/05	USD	191	$191	$—	@
EUR	6	8	4/4/05	USD	8	8	—	@
GBP	6,675	12,603	4/21/05	USD	12,458	12,458	(145)
USD	253	253	4/1/05	GBP	134	254	1
USD	180	180	4/4/05	GBP	96	181	1
		$13,235				$13,092	$(143)

EUR - Euro

GBP - British Pound

USD - U.S. Dollar

@     - Face Amount/Value is less than $500.

Global Value Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

	Shares	Value
		(000)
Common Stocks (95.6%)
Australia (1.6%)
Boral Ltd.	35,930	$169
Foster’s Group Ltd.	142,080	563
National Australia Bank Ltd.	42,905	939
		1,671
Bermuda (2.4%)
Tyco International Ltd.	46,145	1,560
XL Capital Ltd., Class A	13,416	971
		2,531
France (5.7%)
BNP Paribas S.A.	19,471	1,379
Lafarge S.A.	13,591	1,316
Sanofi-Aventis S.A.	18,469	1,557
Total S.A.	7,114	1,665
		5,917
Germany (1.9%)
BASF AG	16,004	1,134
Bayerische Motoren Werke AG	18,160	825
		1,959
Hong Kong (0.5%)
HongKong Electric Holdings Ltd.	121,680	541

Ireland (2.0%)
Bank of Ireland	78,755	1,240
Kerry Group plc, Class A	35,199	851
		2,091
Italy (3.4%)
ENI S.p.A.	75,506	1,960
Telecom Italia S.p.A. RNC	485,646	1,519
		3,479
Japan (10.2%)
Astellas Pharma, Inc.	30,100	1,019
Canon, Inc.	21,600	1,158
Fuji Photo Film Co., Ltd.	42,300	1,546
Kao Corp.	49,000	1,126
Mitsui Sumitomo Insurance Co., Ltd.	57,000	523
Nippon Telegraph & Telephone Corp.	153	669
Rohm Co., Ltd.	1,600	154
Sankyo Co., Ltd.	24,800	523
Sekisui House Ltd.	78,000	833
Sumitomo Electric Industries Ltd.	93,000	990
Takeda Pharmaceutical Co., Ltd.	32,600	1,554
Toyota Motor Corp.	11,600	432
		10,527

Netherlands (4.2%)
Koninklijke Philips Electronics N.V.		16,821	464
Royal Dutch Petroleum Co. (NY Shares)		38,628	2,319
Unilever N.V. CVA		15,079	1,026
Wolters Kluwer N.V. CVA		27,987	511
			4,320
South Korea (0.8%)
SK Telecom Co., Ltd. ADR		42,209	832

Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.		60,915	992
Telefonica S.A.		65,858	1,147
			2,139
Switzerland (5.9%)
Nestle S.A. (Registered)		7,652	2,093
Novartis AG (Registered)		28,358	1,323
Roche Holding AG (Genusschein)		5,034	539
Syngenta AG	(a)	9,909	1,034
UBS AG (Registered)		13,701	1,157
			6,146
United Kingdom (19.1%)
Allied Domecq plc		107,919	1,088
Amvescap plc		82,461	520
BAA plc		65,646	724
Barclays plc		54,083	553
Cadbury Schweppes plc		189,243	1,897
Diageo plc		86,146	1,214
GlaxoSmithKline plc		118,078	2,707
Imperial Tobacco Group plc		68,508	1,798
Reed Elsevier plc		192,001	1,990
Rentokil Initial plc		153,431	470
Rolls-Royce Group plc	(a)	266,942	1,231
Rolls-Royce Group plc, Class B		13,085,800	25
Royal Bank of Scotland Group plc		57,785	1,839
Scottish & Southern Energy plc		69,912	1,165
Vodafone Group plc		746,245	1,981
WPP Group plc		55,335	630
			19,832
United States (35.8%)
Alcoa, Inc.		29,546	898
Altria Group, Inc.		34,381	2,248
American Electric Power Co., Inc.		29,672	1,011
BJ’s Wholesale Club, Inc.	(a)	32,794	1,019
Boeing Co. (The)		43,402	2,537
Bristol-Myers Squibb Co.		54,221	1,380
ChevronTexaco Corp.		21,989	1,282
Citigroup, Inc.		52,955	2,380
Exxon Mobil Corp.		8,573	511
First Data Corp.		27,325	1,074
Gap, Inc. (The)		25,022	546
General Dynamics Corp.		10,069	1,078
Georgia-Pacific Corp.		20,468	726
Hewlett-Packard Co.		50,149	1,100
International Business Machines Corp.		23,247	2,124

Kroger Co. (The)	(a)	44,860	719
Loews Corp. - Carolina Group		14,071	466
MBIA, Inc.		10,369	542
McDonald’s Corp.		38,893	1,211
Mellon Financial Corp.		39,641	1,131
Merrill Lynch & Co., Inc.		19,058	1,079
New York Times Co. (The), Class A		26,550	971
Northrop Grumman Corp.		16,317	881
Pfizer, Inc.		53,203	1,398
Prudential Financial, Inc.		19,092	1,096
SBC Communications, Inc.		49,814	1,180
St. Paul Travelers Cos., Inc. (The)		31,898	1,172
Verizon Communications, Inc.		38,281	1,359
Viacom, Inc., Class B		29,824	1,039
Wyeth		52,242	2,204
Xerox Corp.	(a)	45,163	684
			37,046
Total Common Stocks (Cost $84,260)			99,031

		Face Amount (000)
Short-Term Investment (5.8%)
Repurchase Agreement (5.8%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $6,005 (Cost $6,005)	(f)	$6,005	6,005
Total Investments + (101.4%) (Cost $90,265)			105,036
Liabilities in Excess of Other Assets (-1.4%)			(1,427)
Net Assets (100%)			$103,609

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $90,265,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,771,000 of which $17,111,000 related to appreciated securities and $2,340,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPY	2,936	$27	4/4/05	USD	27	$27	$—	@
USD	121	121	4/1/05	CHF	145	121	—	@
USD	280	280	4/1/05	EUR	216	281	1
USD	389	389	4/1/05	GBP	207	391	2
USD	11	11	4/1/05	HKD	86	11	—	@
USD	115	115	4/4/05	AUD	149	115	—	@
		$943				$946	$3

AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	U.S. Dollar
@	-	Face Amount/Value is less than $500.

International Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (97.8%)
Australia (0.5%)
Telstra Corp., Ltd.	(c)	10,208,347	$40,126

Austria (1.4%)
Telekom Austria AG	(c)	5,904,960	115,567

Belgium (0.7%)
Fortis	(c)	2,129,376	60,745

Canada (0.8%)
Royal Bank of Canada	(c)	1,106,511	67,302

Finland (0.5%)
Nokia Oyj	(a)(c)	2,482,472	38,482

France (8.8%)
BNP Paribas S.A.	(c)	782,592	55,432
France Telecom S.A.	(c)	11,447,243	342,730
Sanofi-Aventis S.A.	(c)	1,097,714	92,550
Societe Generale		559,777	58,151
Total S.A.	(c)	790,976	185,046
			733,909
Germany (7.0%)
Bayer AG	(c)	1,455,279	48,041
Bayerische Motoren Werke AG		1,485,088	67,465
Deutsche Telekom AG (Registered)	(a)(c)	6,198,237	123,716
Linde AG	(c)	764,114	52,490
Muenchener Rueckversicherungs AG (Registered)	(c)	472,687	56,940
Porsche AG (Non-Voting Shares)		181,432	131,686
Siemens AG (Registered)		1,314,505	104,013
			584,351
Italy (4.4%)
ENI S.p.A.		3,684,940	95,665
Telecom Italia S.p.A. RNC	(c)	57,489,632	179,761
UniCredito Italiano S.p.A.		14,984,875	87,981
			363,407
Japan (19.9%)
Asatsu-DK, Inc.		680,300	21,762
Astellas Pharma, Inc.	(c)	2,276,000	77,052
Canon, Inc.		2,731,800	146,494
Central Japan Railway Co.	(c)	1,439	12,320
Dai Nippon Printing Co., Ltd.		10,796,000	176,099
Daiwa Securities Group, Inc.		1,368,000	9,007
Fuji Photo Film Co., Ltd.	(c)	5,113,800	186,954
Japan Tobacco, Inc.		493	5,471
Kansai Electric Power Co., Inc. (The)	(c)	6,365,800	127,642
Kao Corp.	(c)	5,418,000	124,555
Kyocera Corp.	(c)	1,232,200	87,912
Lawson, Inc.		1,053,800	38,722
Millea Holdings, Inc.		3,009	43,777

Mitsubishi Electric Corp.		1,716,000	8,882
Mitsubishi Estate Co., Ltd.	(c)	5,588,400	64,940
Mitsui Sumitomo Insurance Co., Ltd.		5,324,000	48,808
NEC Corp.		13,660,000	82,552
Nippon Telegraph & Telephone Corp.		9,227	40,359
NTT DoCoMo, Inc.		51,838	87,021
Oriental Land Co., Ltd.	(c)	1,017,700	66,439
Osaka Gas Co., Ltd.	(c)	15,220,000	46,842
Rohm Co., Ltd.		637,600	61,545
Tokyo Gas Co., Ltd.	(c)	21,769,200	87,706
			1,652,861
Netherlands (8.5%)
ABN AMRO Holding N.V.		2,263,380	56,148
Akzo Nobel N.V.	(c)	1,565,613	71,468
CSM N.V. CVA		1,372,986	42,210
ING Groep N.V. CVA		2,756,883	83,256
Royal Dutch Petroleum Co.	(c)	2,112,327	126,267
Royal KPN N.V.	(c)	3,877,596	34,678
Unilever N.V. CVA	(c)	4,342,423	295,481
			709,508
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	(c)	15,096,763	65,102

Singapore (0.2%)
United Overseas Bank Ltd.		2,282,000	19,904

South Korea (1.2%)
Samsung Electronics Co., Ltd. GDR (Registered)	(c)	412,159	102,009

Spain (2.1%)
Telefonica S.A.		10,045,243	174,984

Sweden (1.6%)
Nordea Bank AB	(a)(c)	7,464,402	75,465
SKF AB, Class B		1,185,630	55,407
			130,872
Switzerland (10.1%)
Credit Suisse Group	(a)(c)	985,821	42,308
Holcim Ltd. (Registered)	(c)	1,879,530	115,537
Nestle S.A. (Registered)	(c)	1,133,866	310,119
Novartis AG (Registered)	(c)	3,516,644	164,002
Roche Holding AG (Genusschein)	(c)	451,531	48,380
UBS AG (Registered)	(c)	1,876,087	158,366
			838,712
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR	(c)	2,798,381	59,298

United Kingdom (28.6%)
Allied Domecq plc		18,051,041	181,987
BAA plc		2,716,427	29,953
Barclays plc		7,897,041	80,736
BHP Billiton plc		8,943,072	120,160
BOC Group plc		6,343,310	122,150
BP plc		22,007,601	228,115
British American Tobacco plc		4,865,291	85,782
Bunzl plc		5,705,335	55,741
Cadbury Schweppes plc		11,248,492	112,767

GlaxoSmithKline plc		7,214,330	165,372
GUS plc		3,423,096	58,931
Hays plc		33,337,425	83,789
Imperial Tobacco Group plc		7,935,361	208,292
ITV plc		19,108,309	46,040
National Grid Transco plc		13,456,093	124,664
Reckitt Benckiser plc		3,513,435	111,677
Reed Elsevier plc		17,456,712	180,943
Rolls-Royce Group plc	(a)	12,818,844	59,107
Rolls-Royce Group plc, Class B		626,498,800	1,208
Royal Bank of Scotland Group plc		2,680,158	85,292
Vodafone Group plc		71,499,923	189,839
Wolseley plc		1,961,581	41,072
			2,373,617
Total Common Stocks (Cost $6,594,780)			8,130,756

		Face Amount (000)
Short-Term Investments (21.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.1%)
Abbey National Treasury Services, 2.64%, 1/13/06	(h)	$23,572	23,572
ASAP Funding Ltd., 2.77%, 4/25/05		18,982	18,982
Banco Bilbao Vizcaya Argentaria, N.Y., 2.81%, 5/16/05		15,886	15,886
Bank of America Corp., 2.71%, 5/6/05		15,774	15,774
Bank of New York,
2.74%, 4/4/06	(h)	15,877	15,877
2.83%, 10/28/05	(h)	52,063	52,063
Bear Stearns,
2.93%, 4/15/05	(h)	28,591	28,591
2.96%, 12/5/05	(h)	13,982	13,982
Beta Finance, Inc.,
2.71%, 4/19/05		8,537	8,537
2.81%, 5/4/05	(h)	15,891	15,891
2.90%, 6/10/05		9,455	9,455
Calyon, N.Y., 2.89%, 2/27/06	(h)	12,692	12,692
CC USA, Inc.,
2.83%, 11/28/05	(h)	19,088	19,088
2.91%, 6/8/05		31,518	31,518
2.92%, 10/28/05	(h)	15,254	15,254
CIC, N.Y., 2.78%, 2/13/06	(h)	47,622	47,622
CIT Group Holdings, 2.72%, 7/29/05	(h)	19,984	19,984
Citigroup, Inc., 2.90%, 9/01/05	(h)	15,245	15,245
Compass Securitization,
2.86%, 5/25/05		22,071	22,071
2.97%, 6/15/05		12,605	12,605
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05		34,928	34,928
Deutsche Bank Securities, Inc., 2.87%, 4/1/05		71,505	71,505
Discover Card Master Trust, 2.80%, 5/16/05	(h)(i)	21,150	21,150
Eni Coordination Center, 2.89%, 8/29/05	(h)	15,877	15,877
Eurohypo AG, N.Y., 2.90%, 5/18/05		31,753	31,753
Galaxy Funding, Inc., 2.97%, 6/13/05		15,759	15,759
Giro Multi-Funding Corp., 3.00%, 6/15/05		31,527	31,527

Goldman Sachs Group LP, 2.79%, 2/15/06	(h)	15,877	15,877
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05		44,256	44,256
International Lease Finance Corp., 3.04%, 9/22/05	(h)	24,462	24,462
Internationale Nederlanden U.S. Funding, 2.88%, 6/03/05		20,542	20,542
K2 (USA) LLC,
2.78%, 2/15/06	(h)	14,609	14,609
2.83%, 3/22/06-10/24/05	(h)	59,050	59,050
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)	47,623	47,623
2.86%, 2/27/06	(h)	19,057	19,057
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)	44,456	44,456
Monte Dei Paschi, N.Y., 2.71%, 5/3/05		12,701	12,701
Nationwide Building Society,
2.77%, 1/13/06	(h)	25,418	25,418
3.12%, 3/31/06	(h)	36,833	36,833
Pfizer, Inc., 2.71%, 5/1/06	(h)	31,753	31,753
Procter & Gamble Co., 2.93%, 5/1/06	(h)	13,019	13,019
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)	31,751	31,751
Scaldis Capital LLC, 2.69%, 4/7/05		15,840	15,840
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)	31,754	31,754
2.84%, 3/22/06	(h)	31,749	31,749
SLM Corp., 2.85%, 5/1/06	(h)	31,753	31,753
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)	31,750	31,750
Tango Finance Corp., 2.83%, 3/22/06	(h)	26,673	26,673
UBS Securities LLC, 2.89%, 4/1/05		244,498	244,498
Washington Mutual Bank FA,
2.81%, 5/3/05		31,753	31,753
2.82%, 5/2/05		15,876	15,876
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)	15,874	15,874
Yorktown Capital LLC, 2.81%, 4/19/05		31,681	31,681
			1,587,796

Shares
Investment Companies held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	10,795,993	10,796

		Face Amount (000)
Repurchase Agreement (1.9%)
J.P. Morgan Securities, Inc., 2.78%,
dated 3/31/05, due 4/1/05,
repurchase price $153,973	(f)	$153,961	153,961
Total Short-Term Investments (Cost $1,752,553)			1,752,553
Total Investments + (118.9%) (Cost $8,347,333) - including $1,528,760 of Securities Loaned			9,883,309
Liabilities in Excess of Other Assets (-18.9%)			(1,567,968)
Net Assets (100%)			$8,315,341

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(i)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $8,347,333,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,535,976,000 of which $1,565,041,000 related to appreciated securities and $29,065,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	1,273	$1,649	4/1/05	JPY	177,169	$1,652	$3
EUR	1,360	1,762	4/1/05	SGD	2,908	1,761	(1)
EUR	327	424	4/4/05	SGD	698	423	(1)
GBP	86,000	162,336	4/25/05	EUR	122,823	159,260	(3,076)
GBP	129,000	243,505	4/25/05	JPY	24,438	228,315	(15,190)
JPY	204,235	1,905	4/4/05	EUR	1,476	1,913	8
		$411,581				$393,324	$(18,257)

EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SGD	-	Singapore Dollar

International Magnum Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (95.2%)
Australia (2.9%)
AMP Ltd.		75,100	$411
Australia & New Zealand Banking Group Ltd.		10,508	167
BHP Billiton Ltd.		40,489	559
Coles Myer Ltd.		11,700	85
Gunns Ltd.		51,800	168
National Australia Bank Ltd.		8,480	186
Newcrest Mining Ltd.		13,350	179
Qantas Airways Ltd.		29,400	80
QBE Insurance Group Ltd.		15,400	177
Rio Tinto Ltd.	(c)	14,050	490
Westpac Banking Corp.		14,700	216
			2,718
Austria (0.6%)
Telekom Austria AG		26,373	516
Belgium (1.3%)
AGFA-Gevaert N.V.		14,075	493
Fortis		6,942	198
Solvay S.A., Class A		4,055	483
			1,174
Denmark (0.8%)
Carlsberg A/S, Class B	(c)	10,303	511
Novo-Nordisk A/S, Class B	(c)	4,513	251
			762
Finland (0.8%)
Sampo Oyj, Class A		51,567	749
France (11.4%)
Atos Origin	(a)	6,025	407
AXA S.A.		29,561	787
BNP Paribas S.A.	(c)	22,270	1,577
Business Objects S.A.	(a)(c)	5,307	142
Cap Gemini S.A.	(a)	5,882	205
Carrefour S.A.		6,821	362
France Telecom S.A.		60,385	1,808
Groupe Danone	(c)	2,175	216
M6-Metropole Television		6,359	178
Neopost S.A.		3,510	304
Peugeot S.A.		624	40
Sanofi-Aventis S.A.	(c)	8,963	756
Schneider Electric S.A.	(c)	13,904	1,089
Societe Generale	(c)	4,921	511
Sodexho Alliance S.A.	(c)	12,740	425
Total S.A.	(c)	7,501	1,755
			10,562

Germany (6.6%)
Allianz AG (Registered)		8,708	1,106
Bayerische Motoren Werke AG		19,489	885
Deutsche Bank AG (Registered)		5,064	437
Deutsche Boerse AG		3,410	256
Deutsche Telekom AG (Registered)	(a)	49,458	987
Fresenius Medical Care AG	(c)	2,875	233
Linde AG		3,312	228
Muenchener Rueckversicherungs AG (Registered)		3,580	431
Siemens AG (Registered)		16,251	1,286
Volkswagen AG	(c)	5,635	268
			6,117
Hong Kong (3.0%)
Cheung Kong Holdings Ltd.		13,000	115
Esprit Holdings Ltd.		67,800	463
Great Eagle Holdings Co.		194,000	384
Henderson Land Development Co., Ltd.		113,000	503
Hutchison Whampoa Ltd.		14,000	119
Hysan Development Co., Ltd.		141,000	279
Kerry Properties Ltd.	(c)	85,000	186
Li & Fung Ltd.		105,000	191
New World Development Ltd.		413,000	405
Sun Hung Kai Properties Ltd.		7,000	64
Techtronic Industries Co.		40,000	89
			2,798
Ireland (0.7%)
Bank of Ireland		25,584	403
Kerry Group plc, Class A		9,346	226
			629
Italy (2.7%)
ENI S.p.A.		31,546	819
Telecom Italia S.p.A.		44,235	168
Telecom Italia S.p.A. RNC	(c)	224,791	703
UniCredito Italiano S.p.A.		135,977	798
			2,488
Japan (21.6%)
Amada Co., Ltd.		34,000	209
Astellas Pharma, Inc.		12,600	427
Canon, Inc.		12,000	644
Casio Computer Co., Ltd.	(c)	28,000	370
Dai Nippon Printing Co., Ltd.		18,000	294
Daicel Chemical Industries Ltd.		55,000	303
Daifuku Co., Ltd.	(c)	35,000	259
Daikin Industries Ltd.		18,000	453
Denki Kagaku Kogyo K.K.	(c)	80,000	290
East Japan Railway Co.		68	365
FamilyMart Co., Ltd.		11,300	333
Fuji Machine Manufacturing Co., Ltd.		6,500	65
Fuji Photo Film Co., Ltd.		14,000	512
Fujitec Co., Ltd.		21,000	109

Fujitsu Ltd.		81,000	487
Furukawa Electric Co., Ltd.	(a)(c)	50,000	229
Hitachi Capital Corp.		18,200	350
Hitachi High-Technologies Corp.		6,900	109
Hitachi Ltd.		71,000	441
House Foods Corp.	(c)	9,200	133
Kaneka Corp.		42,000	464
Kurita Water Industries Ltd.	(c)	23,600	371
Kyocera Corp.		5,100	364
Kyudenko Corp.		6,000	38
Lintec Corp.		10,000	145
Maeda Road Construction Co., Ltd.	(c)	8,000	66
Matsushita Electric Industrial Co., Ltd.		45,000	663
Minebea Co., Ltd.	(c)	48,000	206
Mitsubishi Chemical Corp.		95,000	303
Mitsubishi Corp.		37,000	479
Mitsubishi Estate Co., Ltd.		23,000	267
Mitsubishi Heavy Industries Ltd.	(c)	127,000	338
Mitsubishi Logistics Corp.	(c)	9,000	102
Mitsumi Electric Co., Ltd.	(c)	18,100	202
Nagase & Co., Ltd.		13,000	130
NEC Corp.		80,000	483
Nifco, Inc.	(c)	16,000	254
Nintendo Co., Ltd.		4,700	513
Nippon Meat Packers, Inc.	(c)	17,000	215
Nippon Telegraph & Telephone Corp.		60	262
Nissan Motor Co., Ltd.	(c)	54,600	560
Nissha Printing Co., Ltd.		6,000	96
Nisshinbo Industries, Inc.	(c)	24,000	195
Obayashi Corp.		42,000	259
Ono Pharmaceutical Co., Ltd.		7,800	407
Ricoh Co., Ltd.		25,000	429
Rinnai Corp.		5,600	142
Rohm Co., Ltd.		2,000	193
Ryosan Co., Ltd.	(c)	8,700	228
Sangetsu Co., Ltd.		300	7
Sanki Engineering Co., Ltd.		4,000	31
Sankyo Co., Ltd.		19,700	415
Sanwa Shutter Corp.		29,000	159
Sekisui Chemical Co., Ltd.		43,000	312
Sekisui House Ltd.		26,000	278
Shin-Etsu Polymer Co., Ltd.		25,000	186
Sony Corp.		10,000	398
Suzuki Motor Corp.		21,200	379
TDK Corp.		5,400	370
Teijin Ltd.	(c)	40,000	171
Toho Co., Ltd.		7,400	121
Tokyo Electric Power Co., Inc. (The)	(c)	10,600	257
Toshiba Corp.		119,000	497
Toyo Ink Manufacturing Co., Ltd.		31,000	122
Toyota Motor Corp.		17,400	647
Tsubakimoto Chain Co.		57,000	261

Yamaha Corp.	(c)	23,100	333
Yamaha Motor Co., Ltd.		18,000	308
			20,008
Netherlands (7.7%)
ASML Holding N.V.	(a)(c)	26,551	448
ING Groep N.V. CVA		15,768	476
Koninklijke Ahold N.V.	(a)	36,782	308
Royal Dutch Petroleum Co.		26,335	1,574
Royal Numico N.V.	(a)	5,726	234
TPG N.V.	(c)	28,019	797
Unilever N.V. CVA		18,288	1,245
VNU N.V.		14,482	422
Wolters Kluwer N.V. CVA		87,538	1,599
			7,103
Poland (0.7%)
Bank Pekao S.A.	(a)	8,486	374
Telekomunikacja Polska S.A.		43,602	294
			668
Singapore (1.6%)
CapitaCommercial Trust REIT	(c)	45,400	39
CapitaLand Ltd.	(c)	227,000	323
City Developments Ltd.		60,000	235
Oversea-Chinese Banking Corp., Ltd.		25,000	209
SembCorp Industries Ltd.		122,000	143
Singapore Airlines Ltd.		53,000	382
Venture Corp., Ltd.		20,000	161
			1,492
Spain (4.0%)
Altadis S.A.	(c)	15,337	627
Banco Bilbao Vizcaya Argentaria S.A.	(c)	68,849	1,121
Banco Santander Central Hispano S.A.		78,080	950
Telefonica S.A.		56,083	977
			3,675
Sweden (0.9%)
ForeningsSparbanken AB	(c)	9,800	232
Nordea Bank AB	(a)	23,464	237
Sandvik AB		8,713	362
			831
Switzerland (8.0%)
Ciba Specialty Chemicals AG (Registered)	(c)	5,516	357
Credit Suisse Group	(a)	5,364	230
Nestle S.A. (Registered)		5,174	1,415
Novartis AG (Registered)	(c)	50,751	2,367
Schindler Holding AG (Registered)		500	190
STMicroelectronics N.V.		17,634	293
Swiss Reinsurance (Registered)		8,602	616
UBS AG (Registered)		20,083	1,695
Zurich Financial Services AG	(a)	1,177	207
			7,370

United Kingdom (19.9%)
Allied Domecq plc		40,683	410
Amvescap plc		44,261	279
AstraZeneca plc		20,116	793
BOC Group plc		26,919	518
BP plc		69,252	718
British American Tobacco plc		11,875	209
British Sky Broadcasting plc		51,138	561
Bunzl plc		46,932	459
Cadbury Schweppes plc		61,552	617
Carnival plc		4,430	243
Diageo plc		16,662	235
GlaxoSmithKline plc		97,131	2,226
Hays plc		196,363	494
HSBC Holdings plc		13,900	220
International Power plc	(a)	60,962	207
Lloyds TSB Group plc		22,353	202
Man Group plc		14,842	385
Morrison WM Supermarkets		124,341	461
National Grid Transco plc		20,478	190
Prudential plc		69,035	660
Reckitt Benckiser plc		7,638	243
Reed Elsevier plc		36,547	379
Rentokil Initial plc		64,710	198
Rexam plc		42,831	384
Rolls-Royce Group plc	(a)	54,260	250
Rolls-Royce Group plc, Class B		2,667,000	5
Royal Bank of Scotland Group plc		57,972	1,845
Scottish & Southern Energy plc		14,386	240
Shell Transport & Trading Co. plc (Registered)		171,649	1,541
Smith & Nephew plc		27,416	258
Smiths Group plc		24,574	395
Standard Chartered plc		5,628	101
Tesco plc		40,462	242
Vodafone Group plc		832,354	2,210
			18,378
Total Common Stocks (Cost $73,700)			88,038

		Face Amount (000)
Short-Term Investments (17.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (13.1%)
Abbey National Treasury Services, 2.64%, 1/13/06	(h)	$180	180
ASAP Funding Ltd., 2.77%, 4/25/05		145	145
Banco Bilbao Vizcaya Argentaria, N.Y., 2.81%, 5/16/05		121	121
Bank of America Corp., 2.71%, 5/6/05		121	121
Bank of New York,
2.74%, 4/4/06	(h)	121	121
2.83%, 10/28/05	(h)	398	398
Bear Stearns,
2.93%, 4/15/05	(h)	218	218
2.96%, 12/5/05	(h)	107	107
Beta Finance, Inc.,
2.71%, 4/19/05		65	65

2.81%, 5/4/05	(h)	121	121
2.90%, 6/10/05		72	72
Calyon, N.Y., 2.89%, 2/27/06	(h)	97	97
CC USA, Inc.,
2.83%, 11/28/05	(h)	146	146
2.91%, 6/8/05		241	241
2.92%, 10/28/05	(h)	117	117
CIC, N.Y., 2.78%, 2/13/06	(h)	364	364
CIT Group Holdings, 2.72%, 7/29/05	(h)	153	153
Citigroup, Inc., 2.90%, 9/1/05	(h)	116	116
Compass Securitization,
2.86%, 5/25/05		169	169
2.97%, 6/15/05		96	96
Credit Suisse First Boston, N.Y., 2.75%, 5/3/05		267	267
Deutsche Bank Securities, Inc., 2.87%, 4/1/05		547	547
Discover Card Master Trust, 2.80%, 5/16/05	(h)(i)	162	162
Eni Coordination Center, 2.89%, 8/29/05	(h)	121	121
Eurohypo AG, N.Y., 2.90%, 5/18/05		243	243
Galaxy Funding, Inc., 2.97%, 6/13/05		120	120
Giro Multi-Funding Corp., 3.00%, 6/15/05		241	241
Goldman Sachs Group LP, 2.79%, 2/15/06	(h)	121	121
HBOS Treasury Services plc, N.Y., 2.73%, 4/28/05		338	338
International Lease Finance Corp., 3.04%, 9/22/05	(h)	187	187
Internationale Nederlanden U.S. Funding, 2.88%, 6/3/05		157	157
K2 (USA) LLC,
2.78%, 2/15/06	(h)	112	112
2.83%, 10/24/05-3/22/06	(h)	452	452
Links Finance LLC,
2.83%, 9/26/05-10/27/05	(h)	364	364
2.86%, 2/27/06	(h)	146	146
Marshall & Ilsley Bank, 3.05%, 12/29/05	(h)	340	340
Monte Dei Paschi, N.Y., 2.71%, 5/3/05		97	97
Nationwide Building Society,
2.77%, 1/13/06	(h)	194	194
3.12%, 3/31/06	(h)	282	282
Pfizer, Inc., 2.71%, 5/1/06	(h)	243	243
Procter & Gamble Co., 2.93%, 5/1/06	(h)	99	99
Royal Bank of Canada N.Y., 2.81%, 6/27/05	(h)	243	243
Scaldis Capital LLC, 2.69%, 4/7/05		121	121
Sigma Finance, Inc.,
2.79%, 9/15/05	(h)	243	243
2.84%, 3/22/06	(h)	243	243
SLM Corp., 2.85%, 5/1/06	(h)	243	243
Svenska Handelsbank N.Y., 2.82%, 5/10/05	(h)	243	243
Tango Finance Corp., 2.83%, 3/22/06	(h)	204	204
UBS Securities LLC, 2.89%, 4/1/05		1,869	1,869
Washington Mutual Bank FA,
2.81%, 5/3/05		243	243
2.82%, 5/2/05		121	121
Westdeutsche Landesbank N.Y., 2.74%, 8/9/05	(h)	121	121
Yorktown Capital LLC, 2.81%, 4/19/05		242	242
			12,137

Shares
Investment Companies held as Collateral on Loaned Securities (0.1%)
JPMorgan Securities Lending Collateral Investment Fund	82,526	83

		Face Amount (000)
Repurchase Agreement (4.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $4,370	(f)	$4,370	4,370
Total Short-Term Investments (Cost $16,590)			16,590
Total Investments + (113.1%) (Cost $90,290) - Including $11,655 of Securities Loaned			104,628
Liabilities in Excess of Other Assets (-13.1%)			(12,090)
Net Assets (100%)			$92,538

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(i)	Security’s issuer is an affiliate of the adviser. Held as collateral for securities on loan.
@	Face Amount/Value is less than $500.
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $90,290,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,338,000 of which $17,101,000 related to appreciated securities and $2,763,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	6,908	$8,971	6/16/05	USD	9,274	$9,274	$303
EUR	1,687	2,190	6/16/05	USD	2,261	2,261	71
GBP	46	87	6/16/05	USD	88	88	1
GBP	340	640	6/16/05	USD	649	649	9
GBP	458	863	6/16/05	USD	875	875	12
GBP	692	1,303	6/16/05	USD	1,321	1,321	18
JPY	55,925	525	6/16/05	USD	538	538	13
JPY	797,066	7,480	6/16/05	USD	7,678	7,678	198
JPY	150,902	1,416	6/16/05	USD	1,451	1,451	35
USD	78	78	4/1/05	CHF	93	78	— @
USD	3	3	4/1/05	DKK	20	3	— @
USD	268	268	4/1/05	EUR	207	268	— @
USD	178	178	4/1/05	GBP	95	179	1
USD	11	11	4/1/05	PLN	34	11	— @
USD	1,903	1,903	6/16/05	AUD	2,435	1,870	(33)
USD	231	231	6/16/05	AUD	300	231	— @
USD	6,783	6,783	6/16/05	EUR	5,057	6,566	(217)
USD	1,226	1,226	6/16/05	EUR	915	1,187	(39)
USD	1,671	1,671	6/16/05	EUR	1,246	1,618	(53)
USD	406	406	6/16/05	EUR	312	406	— @
USD	645	645	6/16/05	GBP	338	636	(9)
USD	3,058	3,058	6/16/05	GBP	1,602	3,016	(42)
USD	3,124	3,124	6/16/05	GBP	1,637	3,082	(42)
USD	932	932	6/16/05	GBP	495	932	— @
USD	1,269	1,269	6/16/05	JPY	131,925	1,238	(31)
USD	385	385	6/16/05	JPY	40,385	379	(6)
USD	7,038	7,038	6/16/05	JPY	731,552	6,866	(172)
USD	382	382	6/16/05	JPY	39,706	373	(9)
USD	378	378	6/16/05	JPY	40,254	378	— @
		$53,444				$53,452	$8

AUD	- Australian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
PLN	- Polish Zloty
USD	- U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
DJ EURO STOXX 50
(Germany)	34	$1,323	Jun-05	$6
FTSE 100 Index
(United Kingdom)	7	650	Jun-05	(10)
SPI 200 Index
(Australia)	2	159	Jun-05	(5)
TOPIX Index
(Japan)	8	881	Jun-05	(9)
				$(18)

International Small Cap Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (95.8%)
Australia (3.3%)
Infomedia Ltd.		13,285,608	$6,053
John Fairfax Holdings Ltd.		4,262,226	13,758
Just Group Ltd.		1,589,184	3,473
MYOB Ltd.		8,215,688	6,789
Pacific Brands Ltd.		3,323,245	6,442
Ramsay Health Care Ltd.		1,550,655	8,790
			45,305
Austria (1.5%)
Andritz AG		232,891	20,810
Belgium (1.7%)
Omega Pharma S.A.		453,275	23,370
Bermuda (0.5%)
Catlin Group Ltd.		1,061,500	7,282
Denmark (3.2%)
Carlsberg A/S, Class B		449,526	22,289
Danisco A/S		216,702	14,665
Kobenhavns Lufthavne A/S		30,150	7,191
			44,145
Finland (2.9%)
KCI Konecranes Oyj		308,404	12,735
Kone Oyj, Class B	(a)	96,969	7,537
Pohjola Group plc, Class D		777,478	9,382
Ramirent Oyj		118,611	3,797
Uponor Oyj		348,760	7,323
			40,774
France (4.5%)
Autoroutes du Sud de la France		138,017	7,000
Europeenne D’extincteurs	(a)(d)	131,043	—	@
GL Trade S.A.		166,357	7,180
Neopost S.A.		278,490	24,111
NRJ Group		582,478	13,279
Zodiac S.A.		220,439	10,226
			61,796
Germany (5.1%)
Celesio AG		84,483	6,906
GFK AG		74,143	2,940
Hugo Boss AG (Non-Voting Shares)		335,504	10,428
K&S AG		267,535	15,125
Rational AG		41,133	4,601
Sartorius AG (Non-Voting Shares)		328,639	7,880
SCS Standard Computersysteme AG	(a)(d)	21,289	—	@
Techem AG	(a)	537,008	23,456
			71,336

Hong Kong (1.5%)
Asia Satellite Telecommunications Holdings Ltd.		3,717,500	7,102
Solomon Systech International Ltd.		24,089,900	7,567
Weichai Power Co., Ltd., Class H		1,912,400	6,522
			21,191
Ireland (4.1%)
C&C Group plc		1,190,374	4,814
Independent News & Media plc		4,644,354	15,290
Kerry Group plc, Class A		884,307	21,376
Kingspan Group plc		1,309,560	15,479
			56,959
Italy (4.0%)
Buzzi Unicem S.p.A.		1,182,651	18,317
Cassa di Risparmio di Firenze S.p.A.		3,411,789	8,787
Davide Campari-Milano S.p.A.		230,273	16,012
SAES Getters S.p.A.		410,278	8,934
Sogefi S.p.A.		784,698	4,076
			56,126
Japan (26.2%)
Aiful Corp.		60,600	4,849
Aiful Corp. (When Issued)	(a)	30,300	2,374
Aplus Co., Ltd.	(a)	1,617,500	5,265
Ariake Japan Co., Ltd.		760,700	19,013
Asatsu-DK, Inc.		233,400	7,466
Asia Securities Printing Co., Ltd.		722,000	7,710
Daibiru Corp.		2,208,500	17,507
Fujimi, Inc.		389,500	5,249
Fujimi, Inc. (When Issued)	(a)	389,500	5,413
Futaba Corp./Chiba		195,900	5,481
HS Securities Co., Ltd.		460,900	7,570
Hurxley Corp.		368,337	7,609
Ito En Ltd.		327,500	15,913
Keisei Electric Railway Co., Ltd.		1,334,000	6,631
Mani, Inc.		24,000	1,014
Megane TOP Co., Ltd.		280,200	2,608
Nakanishi, Inc.		230,600	18,538
Nihon Trim Co., Ltd.		161,650	11,051
Nippon Restaurant System, Inc.		11,700	709
Nisshin Fire & Marine Insurance Co. Ltd. (The)		2,944,200	11,395
Nitta Corp.		411,400	6,269
Patlite Corp.		114,300	2,782
Sanrio Co., Ltd.	(a)	381,200	3,587
Sanyo Electric Credit Co., Ltd.		998,400	23,045
Shinkawa Ltd.		608,900	12,891
Sumitomo Osaka Cement Co., Ltd.		10,394,000	27,239
Taisei Lamick Co., Ltd.		239,300	5,914
Takuma Co., Ltd.		1,466,000	12,196
Tenma Corp.		358,600	7,274
TOC Co., Ltd.		2,631,000	23,482
Tokyo Tomin Bank Ltd. (The)		607,500	16,260
Tomy Co., Ltd.		676,800	11,961
Toppan Forms Co., Ltd.		796,900	9,216
TV Asahi Corp.		1,636	3,784

Union Tool Co.		219,700	6,844
Yamaichi Electronics Co., Ltd.		655,600	7,997
Yomiuri Land Co., Ltd.		2,112,000	14,379
Zentek Technology Japan, Inc.	(a)	1,795	3,716
			362,201
Netherlands (2.0%)
Laurus N.V.	(a)	965,901	3,868
Nutreco Holding N.V.		507,545	17,025
Van Lanschot N.V. CVA		104,780	6,756
			27,649
New Zealand (3.2%)
Fisher & Paykel Appliances Holdings Ltd.		2,144,273	4,532
Fisher & Paykel Healthcare Corp., Ltd.		8,598,242	18,294
Sky City Entertainment Group Ltd.		3,589,257	12,566
Warehouse Group Ltd.		2,943,160	8,315
			43,707
Norway (3.6%)
DNB NOR ASA		1,039,994	10,625
Schibsted Group ASA		1,239,710	32,567
Visma ASA CVA		603,307	6,853
			50,045
South Korea (1.3%)
KT&G Corp.		535,760	17,376
Spain (1.2%)
Miquel y Costas & Miquel S.A.		355,638	16,557
Sweden (2.7%)
D. Carnegie AB		507,390	5,776
Gunnebo AB		383,825	5,617
Intrum Justitia AB	(a)	975,366	8,137
Saab AB, Class B	(a)	147,487	2,409
Swedish Match AB		1,286,173	15,731
			37,670
Switzerland (7.8%)
Edipresse S.A. (Bearer), Class B		26,338	14,308
Galenica Holding AG (Registered)		56,131	9,688
Kaba Holding AG, Class B (Registered)		65,958	18,467
Schindler Holding AG		60,025	22,224
Sia Abrasives Holding AG		1,362	321
SIG Holding AG (Registered)	(a)	124,916	26,727
Valora Holding AG		26,761	6,100
Zehnder Group AG, Class B		7,668	10,517
			108,352
United Kingdom (15.5%)
British Vita plc		1,242,960	8,327
Capital Radio plc		1,022,659	7,808
Cattles plc		3,322,624	21,223
De La Rue plc		1,639,927	11,838
Devro plc		3,404,124	8,234
DX Services plc	(a)	1,484,370	10,828
FKI plc		3,019,579	6,063
Keller Group plc		1,246,687	6,997

Luminar plc	2,721,902	25,461
Novar plc	3,348,602	11,786
Rotork plc	1,689,789	14,881
SIG plc	1,075,073	12,647
Spirax-Sarco Engineering plc	1,234,542	16,692
SSL International plc	1,688,002	9,657
Stagecoach Group plc	5,957,355	12,440
William Hill plc	1,051,857	10,952
Wincanton plc	3,535,636	18,207
		214,041
Total Common Stocks (Cost $983,794)		1,326,692

		Face Amount
		(000)
Short-Term Investment (4.4%)
Repurchase Agreement (4.4%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $60,450 (Cost $60,445)	(f)	$60,445	60,445
Total Investments+ (100.2%) (Cost $1,044,239)			1,387,137
Liabilities in Excess of Other Assets (-0.2%)			(3,037)
Net Assets (100%)			$1,384,100

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
CVA	Certificaten Van Aandelen
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,044,239,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $342,898,000 of which $373,441,000 related to appreciated securities and $30,543,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	595	$460	4/1/05	USD	460	$460	$—	@
EUR	1,552	2,011	4/1/05	USD	2,007	2,007	(4)
EUR	516	669	4/4/05	USD	669	669	—	@
GBP	1,025	1,937	4/4/05	USD	1,930	1,930	(7)
HKD	1,076	138	4/1/05	USD	138	138	—	@
USD	66	66	4/1/05	CHF	79	66	—	@
USD	3,598	3,598	4/1/05	JPY	387,035	3,610	12
USD	2,908	2,908	4/1/05	NOK	18,376	2,899	(9)
USD	171	171	4/1/05	NZD	241	171	—	@
USD	997	997	4/1/05	SEK	7,039	995	(2)
USD	734	734	4/4/05	AUD	949	733	(1)
USD	199	199	4/4/05	CHF	237	199	—	@
USD	1,804	1,804	4/4/05	JPY	192,691	1,797	(7)
USD	520	520	4/4/05	NOK	3,296	520	—	@
USD	361	361	4/4/05	NZD	508	361	—	@
USD	598	598	4/4/05	SEK	4,217	596	(2)
		$17,171				$17,151	$(20)

AUD	- Australian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPY	- Japanese Yen
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
SEK	- Swedish Krona
USD	- U.S. Dollar

Equity Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (97.8%)
Advertising Agencies (1.4%)
Getty Images, Inc.	(a)	74,325	$5,285
Lamar Advertising Co., Class A	(a)	113,300	4,565
			9,850
Beverages: Soft Drinks (1.0%)
PepsiCo., Inc.		135,610	7,191
Biotechnology Research & Production (2.0%)
Genentech, Inc.	(a)	244,700	13,852
Casinos & Gambling (3.3%)
Las Vegas Sands Corp.	(a)	77,100	3,469
Station Casinos, Inc.		128,300	8,667
Wynn Resorts Ltd.	(a)	155,455	10,531
			22,667
Communications & Media (1.0%)
News Corp., Class B		377,940	6,656
Communications Technology (5.3%)
America Movil S.A. de C.V., Class L ADR		248,300	12,812
Crown Castle International Corp.	(a)	315,232	5,063
QUALCOMM, Inc.		496,232	18,187
			36,062
Computer Services Software & Systems (5.0%)
Adobe Systems, Inc.		110,700	7,436
Google, Inc., Class A	(a)	61,220	11,051
Infosys Technologies Ltd. ADR		75,300	5,552
Microsoft Corp.		285,126	6,891
Red Hat, Inc.	(a)	313,600	3,421
			34,351
Computer Technology (5.2%)
Apple Computer, Inc.	(a)	135,000	5,625
Dell, Inc.	(a)	690,525	26,530
Seagate Technology, Inc.	(a)(d)	186,100	—	@
Shanda Interactive Entertainment Ltd. ADR	(a)	117,900	3,561
			35,716
Consumer Electronics (5.3%)
Electronic Arts, Inc.	(a)	300,300	15,550
Yahoo!, Inc.	(a)	616,140	20,887
			36,437
Consumer Products (1.2%)
Gillette Co. (The)		159,500	8,052
Diversified Financial Services (2.4%)
Brascan Corp., Class A		301,350	11,376
Chicago Mercantile Exchange Holdings, Inc.		24,870	4,826
			16,202

Drugs & Pharmaceuticals (4.4%)
Johnson & Johnson		353,800	23,761
Novartis AG ADR		142,900	6,685
			30,446
Education Services (3.0%)
Apollo Group, Inc., Class A	(a)	277,900	20,581
Electronics: Medical Systems (1.5%)
Medtronic, Inc.		200,700	10,226
Electronics: Semi-Conductors/Components (1.4%)
Marvell Technology Group Ltd.	(a)	253,240	9,709
Energy — Miscellaneous (2.9%)
Suncor Energy, Inc.		156,400	6,289
Ultra Petroleum Corp.	(a)	274,430	13,941
			20,230
Financial — Miscellaneous (4.0%)
Berkshire Hathaway, Inc., Class B	(a)	4,658	13,303
Marsh & McClennan Cos., Inc.		226,000	6,875
Moody’s Corp.		94,000	7,601
			27,779
Financial Data Processing Services & Systems (1.6%)
First Data Corp.		87,800	3,451
Paychex, Inc.		227,510	7,467
			10,918
Foods (1.5%)
Wrigley (W.M.) Jr. Co.		156,400	10,255
Health Care — Miscellaneous (2.3%)
Alcon, Inc.		175,100	15,635
Health Care Management Services (1.2%)
Patterson Cos., Inc.	(a)	164,700	8,227
Health Care Services (3.6%)
UnitedHealth Group, Inc.		260,000	24,799
Homebuilding (0.7%)
Pulte Homes, Inc.		67,700	4,985
Investment Management Companies (2.5%)
Citigroup, Inc.		153,779	6,911
Legg Mason, Inc.		132,500	10,353
			17,264
Leisure Time (5.1%)
Carnival Corp.		438,500	22,719
International Game Technology		452,000	12,050
			34,769
Medical & Dental Instruments & Supplies (1.7%)
Kinetic Concepts, Inc.	(a)	31,489	1,878
St. Jude Medical, Inc.	(a)	136,500	4,914
Zimmer Holdings, Inc.	(a)	63,200	4,918
			11,710
Metals & Minerals — Miscellaneous (1.2%)
Cameco Corp		182,800	8,087
Miscellaneous (3.0%)
Monsanto Co.		322,670	20,812
Radio & TV Broadcasters (0.8%)
Univision Communications, Inc., Class A	(a)	189,785	5,255

Restaurants (1.1%)
Starbucks Corp.	(a)	140,800	7,274
Retail (9.9%)
Amazon.com, Inc.	(a)	195,900	6,713
Chico’s FAS, Inc.	(a)	204,940	5,792
Costco Wholesale Corp.		119,900	5,297
Home Depot, Inc.		244,600	9,354
Petsmart, Inc.		223,110	6,414
Sears Holdings Corp.	(a)	81,000	10,787
Wal-Mart Stores, Inc.		469,738	23,539
			67,896
Services: Commercial (5.4%)
ChoicePoint, Inc.	(a)	132,000	5,294
Corporate Executive Board Co.		107,500	6,875
eBay, Inc.	(a)	676,250	25,197
			37,366
Soaps & Household Chemicals (0.8%)
Procter & Gamble Co.		97,676	5,177
Textile Apparel Manufacturers (0.8%)
Coach, Inc.	(a)	101,790	5,764
Tobacco (1.0%)
Altria Group, Inc.		104,900	6,859
Transportation — Miscellaneous (1.0%)
C.H. Robinson Worldwide, Inc.		129,325	6,664
Utilities: Gas Pipelines (1.3%)
Questar Corp.		147,000	8,710
Utilities: Telecommunications (1.0%)
Nextel Communications, Inc., Class A	(a)	250,400	7,116
Total Common Stocks (Cost $640,551)			671,549

		Face Amount
		(000)
Short-Term Investment (2.6%)
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $17,872 (Cost $17,871)	(f)	$17,871	17,871
Total Investments+ (100.4%) (Cost $658,422)			689,420
Liabilities in Excess of Other Assets (-0.4%)			(2,731)
Net Assets (100%)			$686,689

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $658,422,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $30,998,000 of which $54,424,000 related to appreciated securities and $23,426,000 related to depreciated securities.

Focus Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (96.4%)
Biotechnology Research & Production (3.5%)
Genentech, Inc.	(a)	34,400	$1,947
Casinos & Gambling (7.3%)
International Game Technology		46,200	1,232
Las Vegas Sands Corp.	(a)	6,562	295
Station Casinos, Inc.		20,700	1,398
Wynn Resorts Ltd.	(a)	16,600	1,125
			4,050
Communications & Media (1.6%)
News Corp., Class B		49,300	868
Communications Technology (7.0%)
America Movil S.A. de C.V., Class L ADR		25,000	1,290
Crown Castle International Corp.	(a)	51,537	828
QUALCOMM, Inc.		47,964	1,758
			3,876
Computer Services Software & Systems (2.2%)
Google, Inc., Class A	(a)	6,900	1,246
Computer Technology (4.3%)
Dell, Inc.	(a)	62,525	2,402
Consumer Electronics (7.4%)
Electronic Arts, Inc.	(a)	34,200	1,771
Yahoo!, Inc.	(a)	68,240	2,313
			4,084
Diversified Financial Services (2.5%)
Brascan Corp., Class A		36,300	1,370
Education Services (3.5%)
Apollo Group, Inc., Class A	(a)	26,100	1,933
Electronics: Medical Systems (1.5%)
Medtronic, Inc.		15,900	810
Electronics: Semi-Conductors/Components (1.7%)
Marvell Technology Group Ltd.	(a)	24,700	947
Energy — Miscellaneous (5.1%)
Suncor Energy, Inc.		21,600	869
Ultra Petroleum Corp.	(a)	38,270	1,944
			2,813
Financial — Miscellaneous (3.1%)
Berkshire Hathaway, Inc., Class B	(a)	365	1,043
Moody’s Corp.		8,300	671
			1,714
Financial Data Processing Services & Systems (1.2%)
Paychex, Inc.		20,530	674
Foods (2.0%)
Wrigley (W.M.) Jr. Co.		17,200	1,128

Health Care — Miscellaneous (2.9%)
Alcon, Inc.		17,900	1,598
Health Care Management Services (1.2%)
Patterson Cos., Inc.	(a)	13,700	684
Health Care Services (4.0%)
UnitedHealth Group, Inc.		23,500	2,242
Investment Management Companies (1.5%)
Legg Mason, Inc.		10,700	836
Leisure Time (5.2%)
Carnival Corp.		55,500	2,876
Medical & Dental Instruments & Supplies (0.7%)
Kinetic Concepts, Inc.	(a)	6,365	380
Miscellaneous (3.6%)
Monsanto Co.		30,480	1,966
Radio & TV Broadcasters (1.5%)
Univision Communications, Inc., Class A	(a)	30,920	856
Retail (10.7%)
Chico’s FAS, Inc.	(a)	33,400	944
Home Depot, Inc.		28,100	1,074
Petsmart, Inc.		27,470	790
Sears Holdings Corp.	(a)	6,700	892
Wal-Mart Stores, Inc.		44,200	2,215
			5,915
Services: Commercial (6.7%)
Corporate Executive Board Co.		17,400	1,113
eBay, Inc.	(a)	69,520	2,590
			3,703
Transportation Miscellaneous (1.5%)
C.H. Robinson Worldwide, Inc.		15,900	819
Utilities: Gas Pipelines (1.9%)
Questar Corp.		18,100	1,072
Utilities: Telecommunications (1.1%)
Nextel Communications, Inc., Class A	(a)	21,300	605
Total Common Stocks (Cost $50,797)			53,414

		Face Amount
		(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,016 (Cost $2,016)	(f)	$2,016	2,016
Total Investments+ (100.1%) (Cost $52,813)			55,430
Liabilities in Excess of Other Assets (-0.1%)			(43)
Net Assets (100%)			$55,387

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $52,813,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,617,000 of which $4,626,000 related to appreciated securities and $2,009,000 related to depreciated securities.

Small Company Growth Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (95.3%)
Banks: Outside New York City (0.5%)
UCBH Holdings, Inc.		166,250	$6,633
Biotechnology Research & Production (0.6%)
Idexx Laboratories, Inc.	(a)	144,700	7,837
Building: Cement (1.6%)
Eagle Materials, Inc.		87,200	6,871
Florida Rock Industries, Inc.		263,900	15,523
			22,394
Casinos & Gambling (6.6%)
Kerzner International Ltd.	(a)	478,800	29,317
Lakes Entertainment, Inc.	(a)	534,800	9,626
Penn National Gaming, Inc.	(a)	1,100,800	32,341
Shuffle Master, Inc.	(a)	692,425	20,053
			91,337
Communications Technology (2.9%)
Plantronics, Inc.		177,300	6,752
Spectrasite, Inc.	(a)	567,400	32,892
			39,644
Computer Services Software & Systems (7.5%)
Akamai Technologies, Inc.	(a)	978,100	12,451
FileNET Corp.	(a)	271,700	6,189
Hyperion Solutions Corp.	(a)	149,700	6,603
Micros Systems, Inc.	(a)	304,300	11,171
Neoforma, Inc.	(a)	592,029	4,707
Netease.com ADR	(a)	145,100	6,995
NetFlix, Inc.	(a)	252,900	2,744
Salesforce.com, Inc.	(a)	881,700	13,217
Sina Corp.	(a)	184,400	5,728
SkillSoft plc ADR	(a)	1,395,900	5,137
Transact Technologies, Inc.	(a)	356,450	3,568
ValueClick, Inc.	(a)	376,250	3,992
Verint Systems, Inc.	(a)	175,900	6,146
Websense, Inc.	(a)	256,100	13,778
			102,426
Computer Technology (1.8%)
RSA Security, Inc.	(a)	731,300	11,591
Shanda Interactive Entertainment Ltd. ADR	(a)	434,500	13,122
			24,713
Construction (0.6%)
Chicago Bridge & Iron Co. N.V. (NY Shares)		200,000	8,806
Consumer Electronics (1.5%)
Activision, Inc.	(a)	1	—	@
CNET Networks, Inc.	(a)	1,058,300	9,990
THQ, Inc.	(a)	373,900	10,522
			20,512

Consumer Products (0.5%)
Alico, Inc.	(a)	9,100	480
Nuco2, Inc.	(a)	67,000	1,762
PlanetOut, Inc.	(a)	448,300	3,779
Yankee Candle Co., Inc.	(a)	31,500	998
			7,019
Consumer Staples — Miscellaneous (0.0%)
Peet’s Coffee & Tea, Inc.	(a)	7,000	173
Diversified (0.5%)
Beacon Roofing Supply, Inc.	(a)	310,700	6,800
Diversified Financial Services (1.2%)
Calamos Asset Management, Inc., Class A		615,000	16,556
Drugs & Pharmaceuticals (1.8%)
Flamel Technologies ADR	(a)	372,330	4,818
Gen-Probe, Inc.	(a)	297,900	13,275
Noven Pharmaceuticals, Inc.	(a)	422,000	7,157
			25,250
Education Services (3.5%)
Bright Horizons Family Solutions, Inc.	(a)	327,800	11,060
Laureate Education, Inc.	(a)	79,600	3,406
Strayer Education, Inc.		294,750	33,401
			47,867
Electrical & Electronics (0.9%)
Flir Systems, Inc.	(a)	410,000	12,423
Electronics (1.0%)
Avid Technology, Inc.	(a)	246,800	13,357
Electronics: Semi-Conductors/Components (1.7%)
Microsemi Corp.	(a)	315,600	5,141
Tessera Technologies, Inc.	(a)	419,200	18,122
			23,263
Energy — Miscellaneous (7.0%)
Bill Barrett Corp.	(a)	216,300	6,253
Denbury Resources, Inc.	(a)	289,040	10,183
Gasco Energy, Inc.	(a)	1,839,900	5,575
PetroHawk Energy Corp.	(a)	685,100	7,180
Quicksilver Resources, Inc.	(a)	777,400	37,883
Range Resources Corp.		248,300	5,800
Southwestern Energy Co.	(a)	412,900	23,436
			96,310
Engineering & Contracting Services (0.6%)
Washington Group International, Inc.	(a)	170,900	7,689
Entertainment (0.8%)
Lions Gate Entertainment Corp.	(a)	1,005,600	11,112
Financial — Miscellaneous (0.7%)
Interactive Data Corp.	(a)	472,775	9,810
Health Care — Miscellaneous (2.4%)
VCA Antech, Inc.	(a)	1,619,400	32,760
Health Care Management Services (0.5%)
Eclipsys Corp.	(a)	477,400	7,390

Health Care Services (4.9%)
Animas Corp.	(a)	392,250	7,927
Dade Behring Holdings, Inc.	(a)	668,200	39,377
Stericycle, Inc.	(a)	444,425	19,644
			66,948
Homebuilding (1.1%)
Brookfield Homes Corp.		216,350	9,132
Meritage Homes Corp.	(a)	101,400	5,975
			15,107
Hotel/Motel (3.9%)
BJ’s Restaurants, Inc.	(a)	475,050	9,211
Gaylord Entertainment Co.	(a)	497,900	20,115
Great Wolf Resorts, Inc.	(a)	951,562	23,742
			53,068
Identification Control & Filter Devices (0.6%)
CUNO, Inc.	(a)	160,900	8,269
Insurance: Property & Casualty (0.8%)
Markel Corp.	(a)	30,150	10,408
Investment Management Companies (1.4%)
Greenhill & Co., Inc.		552,555	19,781
Leisure Time (4.2%)
SCP Pool Corp.		907,250	28,905
WMS Industries, Inc.	(a)	1,022,000	28,780
			57,685
Machinery: Industrial/Specialty (0.3%)
Middleby Corp.		93,900	4,639
Manufactured Housing (0.4%)
Winnebago Industries, Inc.		180,200	5,694
Manufacturing (0.8%)
Actuant Corp., Class A	(a)	234,100	10,516
Medical & Dental Instruments & Supplies (4.7%)
American Medical Systems Holdings, Inc.	(a)	703,600	12,088
Inamed Corp.	(a)	443,700	31,006
Sybron Dental Specialties, Inc.	(a)	396,500	14,234
Techne Corp.	(a)	187,300	7,526
			64,854
Oil: Integrated Domestic (0.5%)
Delta Petroleum Corp.	(a)	475,550	6,914
Paper (0.5%)
Neenah Paper, Inc.		210,000	7,060
Production Technology Equipment (0.5%)
Dionex Corp.	(a)	119,200	6,496
Publishing: Miscellaneous (0.6%)
ProQuest Co.	(a)	233,400	8,437
Radio & TV Broadcasters (0.6%)
Radio One, Inc., Class D	(a)	515,636	7,606
Restaurants (2.6%)
P.F. Chang’s China Bistro, Inc.	(a)	378,395	22,628
Sonic Corp.	(a)	404,907	13,524
			36,152

Retail (9.8%)
AFC Enterprises, Inc.	(a)	721,820	18,414
Blue Nile, Inc.	(a)	258,850	7,157
Build-A-Bear Workshop, Inc.	(a)	344,020	10,544
CEC Entertainment, Inc.	(a)	218,100	7,982
Guitar Center, Inc.	(a)	504,500	27,662
IHOP Corp.		246,100	11,734
Overstock.com, Inc.	(a)	162,400	6,982
Steak N Shake Co. (The)	(a)	367,025	7,102
Tractor Supply Co.	(a)	414,900	18,110
Tuesday Morning Corp.	(a)	672,400	19,412
			135,099
Services: Commercial (6.7%)
51job, Inc. ADR	(a)	205,000	3,483
Advisory Board Co. (The)	(a)	750,400	32,793
Arbitron, Inc.		163,175	7,000
Coinstar, Inc.	(a)	337,600	7,157
Corporate Executive Board Co.		310,699	19,869
Macquarie Infrastructure Co. Trust	(a)	271,700	7,608
Universal Technical Institute, Inc.	(a)	395,800	14,565
			92,475
Textile Apparel Manufacturers (1.1%)
Carter’s, Inc.	(a)	390,075	15,505
Transportation — Miscellaneous (0.4%)
Arlington Tankers Ltd.		224,900	5,285
Truckers (1.9%)
Landstar System, Inc.	(a)	583,100	19,096
Universal Truckload Services, Inc.	(a)	361,700	7,632
			26,728
Utilities: Telecommunications (0.3%)
IDT Corp., Class B	(a)	318,700	4,714
Total Common Stocks (Cost $1,115,163)			1,311,521

		Face Amount
		(000)
Short-Term Investment (3.6%)
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $49,813 (Cost$49,809)	(f)	$49,809	49,809
Total Investments+ (98.9%) (Cost $1,164,972)			1,361,330
Other Assets in Excess of Liabilities (1.1%)			14,826
Net Assets (100%)			$1,376,156

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,164,972,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $196,358,000 of which $229,830,000 related to appreciated securities and $33,472,000 related to depreciated securities.

U.S. Real Estate Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.4%)
Diversified (5.6%)
Capital Automotive REIT		53,400	$1,769
Correctional Properties Trust REIT		168,030	4,243
Forest City Enterprises, Inc., Class A		210,170	13,409
Spirit Finance Corp. REIT	(a)	342,045	3,714
Vornado Realty Trust REIT		533,800	36,976
Wellsford Real Properties, Inc.	(a)	165,989	2,415
			62,526
Health Care (2.3%)
Health Care Property Investors, Inc. REIT		114,600	2,690
LTC Properties, Inc. REIT		101,200	1,756
Omega Healthcare Investors, Inc. REIT		581,460	6,384
Senior Housing Properties Trust REIT		584,400	9,748
Ventas, Inc. REIT		218,375	5,450
			26,028
Industrial (6.3%)
AMB Property Corp. REIT		963,220	36,410
BRCP Realty LP l	(i)	2,117,638	2,118
Cabot Industrial Value Fund, Inc.	(i)	2,618	1,309
Catellus Development Corp. REIT		417,200	11,118
ProLogis REIT		509,584	18,905
			69,860
Lodging/Resorts (13.5%)
Hilton Hotels Corp.		1,895,453	42,363
Host Marriott Corp. REIT		2,948,310	48,824
Innkeepers USA Trust REIT		23,800	307
Interstate Hotels & Resorts, Inc.	(a)	318,380	1,535
Lodgian, Inc.	(a)	176,900	1,813
Meristar Hospitality Corp. REIT	(a)	683,925	4,788
Starwood Hotels & Resorts Worldwide, Inc.		797,171	47,854
Sunstone Hotel Investors, Inc. REIT		109,750	2,354
Wyndham International, Inc., Class A	(a)	985,554	789
			150,627
Office (23.3%)
Arden Realty, Inc. REIT		1,141,700	38,647
Beacon Capital Partners, Inc.	(a)(d)(i)	335,100	1,420
Boston Properties, Inc. REIT		877,450	52,849
Brandywine Realty Trust REIT		211,000	5,992
Brookfield Properties Co.		1,760,186	67,767
Equity Office Properties Trust REIT		1,008,727	30,393
Highwoods Properties, Inc. REIT		55,300	1,483
Kilroy Realty Corp REIT		15,610	639
Mack-Cali Realty Corp. REIT		455,075	19,273

Prentiss Properties Trust REIT		24,100	823
PS Business Parks, Inc. REIT		189,100	7,621
Reckson Associates Realty Corp. REIT		479,165	14,710
SL Green Realty Corp. REIT		249,130	14,006
Trizec Properties, Inc. REIT		223,500	4,247
			259,870
Residential Apartments (16.8%)
American Campus Communities, Inc. REIT		125,960	2,645
Amli Residential Properties Trust REIT		48,800	1,337
Apartment Investment & Management Co., Class A REIT		65,500	2,437
Archstone-Smith Trust REIT		1,608,096	54,852
AvalonBay Communities, Inc. REIT		942,362	63,035
BRE Properties, Inc. REIT		69,250	2,444
Equity Residential REIT		645,245	20,783
Essex Property Trust, Inc. REIT		299,200	20,627
Gables Residential Trust REIT		45,900	1,528
Post Properties, Inc. REIT		578,350	17,952
			187,640
Residential Manufactured Homes (1.1%)
Equity Lifestyle Properties, Inc. REIT		351,610	12,394
Retail Regional Malls (15.4%)
General Growth Properties, Inc. REIT		414,445	14,133
Macerich Co. (The) REIT		476,075	25,365
Simon Property Group, Inc. REIT		1,753,027	106,198
Taubman Centers, Inc. REIT		970,478	26,921
			172,617
Retail Strip Centers (8.2%)
Acadia Realty Trust REIT		363,740	5,849
BPP Liquidating Trust REIT	(d)	113,290	31
Developers Diversified Realty Corp. REIT		59,925	2,382
Federal Realty Investment Trust REIT		891,900	43,123
Heritage Property Investment Trust REIT		181,580	5,389
Kimco Realty Corp. REIT		22,880	1,233
Pan Pacific Retail Properties, Inc. REIT		46,580	2,644
Regency Centers Corp. REIT		652,375	31,073
			91,724
Self Storage (5.9%)
Public Storage, Inc. REIT		672,375	38,285
Shurgard Storage Centers, Inc., Class A REIT		672,080	27,542
			65,827
Total Common Stocks (Cost $749,420)			1,099,113
Preferred Stocks (0.7%)
Lodging/Resorts (0.7%)
Wyndham International, Inc., Series II	(d)(i)	54,784	2,929
Wyndham, Series B	(d)(i)	102,351	5,196
			8,125
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(d)	107,021	—	@
Atlantic Gulf Communities Corp., Series B	(a)(d)(i)	140,284	—	@
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)	75,765	—	@
			—	@
Total Preferred Stocks (Cost $7,244)			8,125

		Face Amount
		(000)
Short-Term Investment (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $12,610 (Cost $12,609)	(f)	$12,609	12,609
Total Investments+ (100.2%) (Cost $769,273)			1,119,847
Liabilities in Excess of Other Assets (-0.2%)			(2,680)
Net Assets (100%)			$1,117,167

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2005, the Portfolio held $9,576,000 of fair valued securities, representing 0.9% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,420,000. Wyndham, Series B Preferred was acquired 6/99 - 4/02 and has a current cost basis of $2,974,000. Wyndham International, Inc., Series II Preferred was acquired 9/02 and has a current cost basis of $1,653,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $790,000. Cabot Industrial Value Fund, Inc. was acquired 12/03 - 2/05 and has a current cost basis of $1,309,000. BRCP Realty LP I was acquired 5/03 - 12/04 and has a current cost basis of $2,118,000. At March 31, 2005, these securities had an aggregate market value of $12,972,000, representing 1.2% of net assets.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $769,273,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $350,574,000 of which $359,109,000 related to appreciated securities and $8,535,000 related to depreciated securities.

Value Equity Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Shares	Value
			(000)
Common Stocks (95.0%)
Aerospace (2.1%)
Northrop Grumman Corp.		34,160	$1,844
Raytheon Co.		44,710	1,730
			3,574
Automobiles (2.1%)
Honda Motor Co., Ltd. ADR		142,210	3,561
Beverages: Soft Drinks (1.4%)
Coca Cola Co. (The)		57,900	2,413
Biotechnology Research & Production (0.8%)
Chiron Corp.	(a)	37,980	1,332
Chemicals (4.3%)
Bayer AG ADR		139,920	4,630
Dow Chemical Co. (The)		46,830	2,335
Lanxess	(a)	13,992	288
			7,253
Communications & Media (4.2%)
Time Warner, Inc.	(a)	233,040	4,090
Walt Disney Co. (The)		104,120	2,991
			7,081
Communications Technology (0.8%)
Motorola, Inc.		92,380	1,383
Computer Services Software & Systems (0.9%)
Symantec Corp.	(a)	74,820	1,596
Computer Technology (1.6%)
Hewlett-Packard Co.		63,240	1,387
International Business Machines Corp.		13,580	1,241
			2,628
Consumer Staples — Miscellaneous (1.2%)
Kimberly-Clark Corp.		31,560	2,074
Diversified Financial Services (2.5%)
Bank of America Corp.		54,740	2,414
PNC Financial Services Group, Inc.		21,440	1,104
State Street Corp.		16,880	738
			4,256
Drugs & Pharmaceuticals (11.5%)
Bristol-Myers Squibb Co.		194,190	4,944
Eli Lilly & Co.		39,900	2,079
GlaxoSmithKline plc ADR		31,100	1,428
Roche Holding AG ADR		62,480	3,360
Sanofi-Aventis ADR		47,160	1,997
Schering-Plough Corp.		178,330	3,237
Wyeth		57,000	2,404
			19,449

Electronics: Instruments Gauges & Meters (0.2%)
Applera Corp. - Applied Biosystems Group		17,300	342
Electronics: Semi-Conductors/Components (1.4%)
Intel Corp.		57,630	1,339
Micron Technology, Inc.	(a)	95,600	988
			2,327
Energy Equipment (1.9%)
Schlumberger Ltd.		44,610	3,144
Energy — Miscellaneous (1.3%)
Valero Energy Corp.		30,180	2,211
Entertainment (0.6%)
Viacom, Inc., Class B		26,960	939
Financial — Miscellaneous (2.6%)
Equifax, Inc.		43,340	1,330
Freddie Mac		47,820	3,022
			4,352
Foods (3.3%)
Cadbury Schweppes plc ADR		46,210	1,881
Kraft Foods, Inc., Class A		38,620	1,276
Unilever N.V. (NY Shares)		36,630	2,506
			5,663
Health Care — Miscellaneous (1.2%)
Bausch & Lomb, Inc.		27,850	2,041
Hotel/Motel (0.5%)
Marriott International, Inc., Class A		13,500	903
Insurance: Life (1.5%)
Cigna Corp.		29,370	2,623
Insurance: Multi-Line (2.8%)
Aegon N.V. (NY Shares)		44,460	598
Hartford Financial Services Group, Inc.		33,310	2,284
Prudential Financial, Inc.		32,400	1,860
			4,742
Insurance: Property & Casualty (3.2%)
Chubb Corp.		38,940	3,087
St. Paul Travelers Cos., Inc. (The)		63,481	2,331
			5,418
Investment Management Companies (9.8%)
Citigroup, Inc.		85,320	3,834
Goldman Sachs Group, Inc.		5,760	634
J.P. Morgan Chase & Co.		131,787	4,560
Lehman Brothers Holdings, Inc.		42,260	3,979
Merrill Lynch & Co., Inc.		62,380	3,531
			16,538
Manufacturing (1.5%)
Ingersoll Rand Co., Ltd. Class A		17,890	1,425
Parker Hannifin Corp.		18,430	1,123
			2,548
Materials & Processing — Miscellaneous (1.4%)
Newmont Mining Corp.		56,350	2,381
Multi-Sector Companies (2.3%)
General Electric Co.		106,630	3,845

Oil: Integrated Domestic (7.8%)
BP plc ADR		59,720	3,726
ConocoPhillips		26,420	2,849
Exxon Mobil Corp.		51,840	3,090
Royal Dutch Petroleum Co. (NY Shares)		59,380	3,565
			13,230
Radio & TV Broadcasters (1.9%)
Clear Channel Communications, Inc.		91,370	3,150
Railroads (1.4%)
Norfolk Southern Corp.		61,950	2,295
Retail (4.8%)
Kohl’s Corp.	(a)	46,570	2,404
McDonald’s Corp.		27,410	854
Target Corp.		25,860	1,293
Wal-Mart Stores, Inc.		69,440	3,480
			8,031
Securities Brokerage & Services (0.8%)
Charles Schwab Corp. (The)		131,710	1,384
Services: Commercial (0.2%)
Accenture Ltd., Class A	(a)	12,030	291
Tobacco (1.2%)
Altria Group, Inc.		30,420	1,989
Utilities: Electrical (4.1%)
American Electric Power Co., Inc.		40,880	1,393
Consolidated Edison, Inc.		21,720	916
Entergy Corp.		26,610	1,880
Exelon Corp.		29,990	1,376
FirstEnergy Corp.		34,130	1,432
			6,997
Utilities: Telecommunications (3.9%)
France Telecom S.A. ADR		50,820	1,518
Nextel Communications, Inc., Class A	(a)	36,790	1,046
Sprint Corp.		46,810	1,065
Verizon Communications, Inc.		81,440	2,891
			6,520
Total Common Stocks (Cost $146,211)			160,504

		Face Amount
		(000)
Short-Term Investment (5.3%)
Repurchase Agreement (5.3%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $8,910 (Cost $8,909)	(f)	$8,909	8,909
Total Investments+ (100.3%) (Cost $155,120)			169,413
Liabilities in Excess of Other Assets (-0.3%)			(481)
Net Assets (100%)			$168,932

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $155,120,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,293,000 of which $15,799,000 related to appreciated securities and $1,506,000 related to depreciated securities.

Emerging Markets Debt Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Face Amount	Value
		(000)	(000)
Debt Instruments (94.1%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina
6.00%, 3/31/23		$472	$276
11.375%, 3/15/10-1/30/17		1,100	335
11.75%, 4/7/09-6/15/15		4,235	1,292
12.00%, 2/1/20		45	14
12.125%, 5/21/05		440	145
Republic of Argentina (Linked Variable Rate)
100.74%, 4/10/05		1,210	430
			2,492
Brazil (14.6%)
Sovereign (14.6%)
Federative Republic of Brazil
3.063%, 4/15/24	(h)	1,680	1,525
6.00%, 4/15/24	(h)	400	360
8.875%, 10/14/19-4/15/24		1,755	1,678
10.50%, 7/14/14		1,230	1,356
11.00%, 8/17/40		210	234
14.50%, 10/15/09		1,320	1,665
Federative Republic of Brazil, PIK
8.00%, 4/15/14		2,579	2,561
			9,379
Bulgaria (1.6%)
Sovereign (1.6%)
Republic of Bulgaria
8.25%, 1/15/15	(e)	200	243
8.25%, 1/15/15		473	575
Republic of Bulgaria (Registered)
8.25%, 1/15/15		170	206
			1,024
Chile (1.8%)
Corporate (1.8%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)	1,100	1,187
Colombia (2.4%)
Sovereign (2.4%)
Republic of Colombia
9.75%, 4/9/11		549	606
10.375%, 1/28/33		100	107
11.75%, 2/25/20		725	866
			1,579

Ecuador (1.9%)
Sovereign (1.9%)
Government of Ecuador (Registered)
8.00%, 8/15/30	(n)	1,350	1,222
Indonesia (2.9%)
Corporate (2.9%)
Pindo Deli Finance Mauritius
10.75%, 10/1/07	(b)(e)	3,200	976
Tjiwi Kimia Finance Mauritius Ltd.
10.00%, (expired maturity)	(b)	670	285
Tjiwi Kimia International BV
13.25%, (expired maturity)	(b)	1,450	616
			1,877
Ivory Coast (0.2%)
Sovereign (0.2%)
Ivory Coast
2.00%, 3/29/18	(b)	580	103
Malaysia (4.3%)
Sovereign (4.3%)
Government of Malaysia
7.50%, 7/15/11		400	454
8.75%, 6/1/09		2,000	2,296
			2,750
Mexico (19.7%)
Corporate (8.2%)
Pemex Project Funding Master Trust
4.31%, 6/15/10	(e)(h)	1,080	1,104
8.625%, 12/1/23	(e)	460	523
9.125%, 10/13/10		1,260	1,459
9.50%, 9/15/27	(e)	1,350	1,661
Satelites Mexicanos S.A. de C.V.
10.125%, (expired maturity)	(b)	977	503
			5,250
Sovereign (11.5%)
United Mexican States
8.125%, 12/30/19		1,573	1,807
8.30%, 8/15/31		580	666
8.375%, 1/14/11		2,040	2,327
10.375%, 2/17/09		940	1,113
11.50%, 5/15/26		999	1,513
			7,426
			12,676
Nigeria (1.1%)
Sovereign (1.1%)
Central Bank of Nigeria
6.25%, 11/15/20	(n)	750	694
Panama (3.8%)
Sovereign (3.8%)
Republic of Panama
8.875%, 9/30/27		740	799
9.375%, 4/1/29		490	561
9.625%, 2/8/11		505	573
10.75%, 5/15/20		420	523
			2,456

Peru (2.1%)
Sovereign (2.1%)
Republic of Peru
5.00%, 3/7/17	(h)	455	427
8.375%, 5/3/16		510	533
9.875%, 2/6/15		370	429
			1,389
Philippines (4.8%)
Sovereign (4.8%)
Republic of Philippines
8.875%, 3/17/15		2,170	2,203
9.50%, 2/2/30		880	862
			3,065
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30		350	505
Russia (15.2%)
Sovereign (15.2%)
Aries Vermoegensverwaltungs GmbH (Registered)
9.60%, 10/25/14		1,250	1,509
Russian Federation
5.00%, 3/31/30	(e)(n)	65	67
Russian Federation (Registered)
5.00%, 3/31/30	(n)	833	860
8.25%, 3/31/10		1,030	1,115
11.00%, 7/24/18		1,686	2,331
12.75%, 6/24/28		2,400	3,935
			9,817
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.375%, 4/25/12		210	234
Turkey (6.9%)
Sovereign (6.9%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero coupon, 2/23/06		710	913
Zero coupon, 2/23/06		560	763
Zero coupon, 2/23/06		497	654
Republic of Turkey
11.00%, 1/14/13		1,010	1,227
11.50%, 1/23/12		710	867
			4,424
Ukraine (1.2%)
Sovereign (1.2%)
Ukraine Government
6.365%, 8/5/09	(h)	730	781
Venezuela (4.5%)
Sovereign (4.5%)
Republic of Venezuela
8.50%, 10/8/14		440	435

9.25%, 9/15/27	570	567
9.375%, 1/13/34	690	685
10.75%, 9/19/13	1,090	1,215
		2,902
Total Debt Instruments (Cost $61,387)		60,556

		No. of Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(a)(d)	8,500	—	@
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	(a)(h)	2,700	57
Total Warrants (Cost $ @ —)			57

		Face Amount
		(000)
Short-Term Investment (3.7%)
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 2.78%, dated 3/31/05, due 4/1/05, repurchase price $2,349 (Cost $2,349)	(f)	$2,349	2,349
Total Investments+ (97.9%) (Cost $63,736)			62,962
Other Assets in Excess of Liabilities (2.1%)			1,375
Net Assets (100%)			$64,337

(a)	Non-income producing security.
(b)	Issuer is in default.
(d)	Security valued at fair value — At March 31, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $955,894,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 4.00% to 7.50%, due 1/1/07 to 1/1/35; Federal National Mortgage Association, Conventional Pools: 4.00% to 8.50%, due 1/1/09 to 3/1/35; and Federal National Mortgage Association, Adjustable Rate Mortgages: 4.091% to 5.327%, due 3/1/34 to 5/1/38, which had a total value of $975,016,856. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2005.
(n)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.
@	Face Amount/Value is less than $500.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
+

At March 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $63,736,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $774,000 of which $2,111,000 related to appreciated securities and $2,885,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:

U.S. 2 Year Treasury Note	24	$4,965	Jun-05	$12

Money Market Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

		Face Amount	Value
		(000)	(000)
Commercial Paper (54.3%)
Asset Backed — Consumer (16.0%)
Delaware Funding Co. LLC, 2.76%, 4/18/05	(e)	$19,000	$18,975
Mont Blanc Capital Corp., 2.75%, 4/14/05	(e)	20,000	19,980
Old Line Funding LLC, 2.69%, 4/19/05	(e)	20,000	19,973
Ranger Funding Co., 2.81%, 4/25/05	(e)	20,000	19,963
			78,891
Asset Backed — Corporate (8.1%)
Blue Ridge Asset Funding, 2.77%, 4/12/05	(e)	20,000	19,983
Tulip Funding Corp., 2.65%, 4/4/05	(e)	20,000	19,996
			39,979
Asset Backed — Diversified (8.1%)
CRC Funding LLC, 2.80%, 4/22/05	(e)	20,000	19,968
Fairway Finance Corp., 2.80%, 4/26/05	(e)	20,000	19,961
			39,929
Asset Backed — Mortgage (4.0%)
Sydney Capital Corp., 2.65%, 4/1/05	(e)	20,000	19,999
Asset Backed — Securities (4.0%)
Clipper Receivables Co. LLC, 2.67%, 4/7/05		20,000	19,991
Diversified Financial Services (2.0%)
General Electric Capital Corp., 2.76%, 4/21/05		10,000	9,985
International Banks (12.1%)
Danske Corp., 2.77%, 4/28/05		20,000	19,959
HBOS Treasury Services plc, 2.63%, 4/5/05		20,000	19,994
UBS Finance (Delaware) LLC, 2.87%, 5/13/05		20,000	19,933
			59,886
Total Commercial Paper (Cost $268,660)			268,660
Discount Notes (30.3%)
U.S. Government & Agency Securities (30.3%)
Federal Home Loan Bank, 2.61%, 4/15/05		30,000	29,970
Federal Home Loan Mortgage Corp., 2.61%, 4/15/05	(e)	15,000	14,985
Federal National Mortgage Association,
2.53%, 4/1/05		15,000	15,000
2.82%, 5/16/05		90,000	89,683
Total Discount Notes (Cost $149,638)			149,638
Repurchase Agreement (15.6%)

Bear Stearns Cos., Inc., 2.875%,
dated 3/31/05, due 4/1/05,
repurchase price $77,206; fully collateralized by
U.S. Government and/or agency obligations at the date of this portfolio of investments as follows:

Federal Home Loan Mortgage Corp., Gold Pools:
4.105% to 4.263%, due 1/1/26 to 10/1/34; Federal National Mortgage Association, Conventional Pools:

3.361% to 5.347%, due 3/1/17 to 9/1/43, which had a total value of $78,744,422. (Cost $77,200)		77,200	77,200
Total Investments (100.2%) (Cost $495,498)			495,498
Liabilities in Excess of Other Assets (-0.2%)			(971)
Net Assets (100%)			$494,527

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Municipal Money Market Portfolio
Portfolio of Investments
First Quarter Report
March 31, 2005 (unaudited)

	Face Amount	Value
	(000)	(000)
Tax-Exempt Instruments (98.3%)
Fixed Rate Instruments (12.5%)
Commercial Paper (12.5%)
Burke County Development Authority, GA, Oglethorpe Power Corp., Ser. 1998 B (Ambac),
1.97%, 4/14/05	$7,000	$7,000
2.05%, 5/23/05	7,000	7,000
Dallas Area Rapid Transit, TX, Senior Sub Lien, Ser. 2001
2.05%, 5/10/05	5,000	5,000
Illinois Health Facilities Authority, Evanston Hospital Corp., Ser. 1990 A
2.05%, 5/26/05	4,000	4,000
Jacksonville, FL, Ser. A
1.97%, 4/6/05	6,800	6,800
Massachusetts Water Resources Authority, Ser. 1999
2.10%, 5/17/05	6,000	6,000
San Antonio, TX, Electric & Gas, Ser. 1995 A
2.04%, 5/18/05	7,200	7,200
2.12%, 5/11/05	5,000	5,000
Texas Tech University System, TX, Ser. A
1.97%, 4/14/05	4,256	4,256
University of Texas Regents, Permanent University Fund, Ser. A
2.00%, 5/24/05	5,000	5,000
		57,256
Variable/Floating Rate Instruments (85.8%)
Daily Variable Rate Bonds (15.7%)
Clarksville Public Building Authority, TN, Pooled Financing, Ser. 2003
2.30%, 1/1/33	1,800	1,800
Detroit, MI, Sewage Disposal System Senior Lien, Ser. 2003 B (FSA)
2.28%, 7/1/33	2,500	2,500
Hapeville Development Authority, GA, Hapeville Hotel Ltd., Ser. 1985
2.24%, 11/1/15	6,300	6,300
Harris County Health Facilities Development Corp., TX, Texas Medical Center, Ser. 2001, (MBIA)
2.30%, 9/1/31	8,825	8,825
Harris County Health Facilities Development Corp., TX, Methodist Hospital, Ser. 2002
2.30%, 12/1/32	8,900	8,900
Harris County Health Facilities Development Corp., TX, Young Men’s Christian Association of the Greater Houston Area, Ser. 2002
2.30%, 7/1/37	8,400	8,400
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Ser. 2002 (Ambac)
2.30%, 9/1/32	6,735	6,735
Illinois Health Facilities Authority, Northwestern Memorial Hospital, Ser. C
2.30%, 8/15/32	2,500	2,500

Massachusetts Health & Educational Facilities Authority, Partners HealthCare System, Inc., 2003, Ser. D-5
2.28%, 7/1/17	6,285	6,285
Montgomery County Public Building Authority, TN, Pooled Financing, Ser. 2002
2.30%, 4/1/32	1,000	1,000
New York City Municipal Water Finance Authority, NY, Fiscal 2001 Sub-Ser. F-1
2.28%, 6/15/33	250	250
Philadelphia Industrial Development Authority, PA, NewCourtland Elder Services, Ser. 2003
2.28%, 3/1/27	9,750	9,750
Philadephia Hospitals & Higher Education Facilities Authority, PA, Children’s Hospital of Philadelphia, Ser. 2002 C (MBIA)
2.30%, 7/1/31	2,775	2,775
Shelby County, KY, Kentucky Association of Counties Leasing Trust, 2004, Ser. A
2.30%, 9/1/34	5,980	5,980
		72,000
Weekly Variable Rate Bonds (70.1%)
American Public Energy Agency, NE, National Public Gas Agency 2003 Ser. A
2.30%, 2/1/14	10,943	10,943
Arizona Health Facilities Authority, Northern Arizona Healthcare, Ser. 1996 B (MBIA)
2.28%, 10/1/26	6,850	6,850
Bexar County Housing Finance Corp., TX, Multi-Family P-Floats PT-2082
2.32%, 1/20/10	1,000	1,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension, Ser. 2002 A (FSA)
2.25%, 10/1/32	10,000	10,000
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Ser. 2004
2.34%, 7/1/29	5,100	5,100
Centerra Metropolitan District No.1, CO, Ser. 2004,
2.31%, 12/1/29	7,100	7,100
Central Washington University Housing System, WA, Ser. 2002 ROCs II-R, Ser. 2121 (FGIC)
2.32%, 5/1/21	4,195	4,195
Charlotte, NC, Convention Facility, Ser. 2003 B COPs
2.35%, 12/1/21	5,950	5,950
Chicago Board of Education, IL, Ser. 2004 D (FSA)
2.29%, 3/1/23	7,030	7,030
Clarksville Public Building Authority, TN, Pooled Financing, Ser. 1994
2.30%, 6/1/24	4,310	4,310
Colorado Health Facilities Authority, Catholic Health Initiatives, Ser. 2004 B-4
2.25%, 3/1/23	11,175	11,175
Colorado Springs, CO, Utilities System Sub Lien, Ser. 2004 A
2.26%, 11/1/23	6,200	6,200
DeKalb County Housing Authority, GA, Multifamily Housing Post Brook, Ser. 1995
2.29%, 6/1/25	4,000	4,000

Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Ser. 2004 A-1 P-FLOATs, Ser. PT-999
2.37%, 12/1/24	3,000	3,000
Dyer, IN, Regency Place of Dyer, Ser. 1992 A TOBs (FHA)
2.46%, 8/1/12	2,590	2,590
Florida Department of Transportation, Turnpike, Ser. 2004 A ROCs II-R, Ser. 314
2.31%, 7/1/30	7,165	7,165
Fulton County Development Authority, GA, Morehouse College, Ser. 1997
2.29%, 8/1/17	3,010	3,010
Hamilton County, OH, Twin Towers and Twin Lakes, Ser. 2003 A
2.20%, 7/1/23	3,500	3,500
Houston, TX, Combined Utility System, MERLOTs, 2004, Ser. C13 (MBIA)
2.35%, 5/15/25	2,995	2,995
Houston, TX, Combined Utility System, MERLOTs, 2004, Ser. C17 (MBIA)
2.35%, 5/15/26	3,000	3,000
Illinois Housing Development Authority, Village Center Development, Ser. 2004
2.17%, 3/1/20	8,455	8,455
Indiana Transportation Finance Authority, Highway Ser. 2004 C, MERLOTs, Ser. B-21 (FGIC)
2.35%, 12/1/22	2,100	2,100
Indiana Transportation Finance Authority, Highway Ser. 2004 C, Ser. CDC 2004-5 (FGIC)
2.32%, 12/1/18	2,770	2,770
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Ser. 2005 A
2.30%, 6/1/32	5,000	5,000
Jackson Energy Authority, TN, Water System, Ser. 2002 (FSA)
2.28%, 12/1/23	5,210	5,210
Jackson Health Educational & Housing Facility Board, TN, Union University, Ser. 2005
2.29%, 7/1/19	6,000	6,000
JEA, FL, Water & Sewer System, PUTTERS, Ser. 408 (FGIC)
2.32%, 10/1/11	2,715	2,715
Massachusetts Bay Transportation Authority, Ser. 2000
2.25%, 3/1/30	4,750	4,750
Massachusetts Development Finance Agency, The Institute of Contemporary Art, Ser. 2004 A
2.28%, 7/1/34	7,000	7,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University, Ser. 2005 A-2
2.23%, 10/1/44	8,100	8,100
Miami-Dade County School Board, Fl, COPs Floater-TRs, Ser. 2004 L29 (MBIA)
2.31%, 8/1/27	6,285	6,285
Minneapolis, MN, Guthrie Theater on the River, Ser. 2003 A
2.28%, 10/1/23	7,000	7,000
Mississippi Hospital Equipment & Facilites Authority, Baptist Memorial Health Care, Ser. 2004B1 P-FLOATs PA-1276
2.33%, 9/1/24	13,125	13,125
Missouri Health & Educational Facilities Authority, Stowers Institute, Ser. 2002 (MBIA)
2.30%, 7/1/36	6,700	6,700
Mobile Industrial Development Board, AL, Holnam, Inc., Ser. 1999 B
2.30%, 6/1/32	1,700	1,700

Municipal Securities Pooled Trust Receipts, Various States, Ser. 2004 SG P-18
2.43%, 1/1/35	6,695	6,695
New York City Industrial Development Agency, NY, One Bryant Park LLC, Ser. 2004 A
2.32%, 11/1/39	5,000	5,000
North Carolina Capital Facilities Finance Agency, Barton College, Ser. 2004
2.27%, 7/1/19	4,800	4,800
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Ser. 2003
2.35%, 10/1/18	6,980	6,980
North Carolina Medical Care Commission, The United Methodist Retirement Homes, Ser. 2005 B
2.27%, 10/1/35	5,000	5,000
Orange County Industrial Development Authority, FL, Independent Blood & Tissue Services of Florida, Inc., Ser. 2002
2.29%, 10/1/27	3,290	3,290
Orlando-Orange County Expressway Authority, FL, Ser. 2005 Subser. A-1 (Ambac)
2.25%, 7/1/40	8,000	8,000
Palm Beach County, FL, Hospice of Palm Beach County, Inc., Ser. 2001
2.33%, 10/1/31	4,600	4,600
Pasco County School Board, FL, Ser. 1996 COPs (Ambac)
2.28%, 8/1/26	5,000	5,000
Pennsylvania Turnpike Commission, 2002, Ser. A-2
2.30%, 12/1/30	13,000	13,000
Purdue University, IN, Student Facilities System, Ser. 2005 A
2.22%, 7/1/29	10,000	10,000
Raleigh, NC, Downtown Improvement, Ser. 2005 B COPs
2.29%, 2/1/34	7,000	7,000
Richmond County Development Authority, GA, Fresh Start Program, Ser. 2005
2.27%, 8/1/10	7,000	7,000
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Ser. 1985 B (Ambac)
2.32%, 12/1/20	1,400	1,400
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Ser. 2002
2.35%, 5/1/32	700	700
University of Texas, Permanent University Fund, PUTTERs, Ser. 411
2.32%, 1/1/12	2,845	2,845
Virginia Public Building Authority, Ser. B ROCs II-R, Ser. 6027
2.32%, 8/1/14	1,995	1,995
Washington County Authority, PA, The Trustees of the University of Pennsylvania, Ser. 2004
2.27%, 7/1/34	8,000	8,000
Williamsburg, KY, Cumberland College, Ser. 2002
2.17%, 9/1/32	9,345	9,345
Wilmot Union High School District, WI, P-FLOATs PT-2275 (FSA)
2.32%, 3/1/23	5,195	5,195
York County School District No 4, SC, Fort Mill, Ser. 2004 F TOCs
2.32%, 4/16/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, IL, Special Tax Ser. 2004
2.30%, 3/1/34	3,000	3,000
		320,738
		392,738

Total Tax-Exempt Instruments (Cost $449,994)	449,994
Total Investments (98.3%) (Cost $449,994)	449,994
Other Assets in Excess of Liabilities (1.7%)	7,612
Net Assets (100%)	$457,606

Ambac	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

(UNAUDITED)

STATE	Amortized Cost	Percent of Net Assets
	(000)
Texas	$62,421	13.6%
Florida	48,955	10.7
Illinois	41,720	9.1
Pennsylvania	34,925	7.6
Georgia	34,310	7.5
North Carolina	29,730	6.5
Colorado	27,475	6.0
Tennessee	26,420	5.8
Massachusetts	24,035	5.3
Indiana	17,460	3.8
Kentucky	15,325	3.4
Mississippi	13,125	2.9
Nebraska	10,943	2.4
Michigan	7,500	1.6
Minnesota	7,000	1.5
Arizona	6,850	1.5
Missouri	6,700	1.5
Delaware	6,695	1.5
South Carolina	6,570	1.4
New York	5,250	1.1
Wisconsin	5,195	1.1
Washington	4,195	0.9
Ohio	3,500	0.8
Virginia	1,995	0.4
Alabama	1,700	0.4
	$449,994	98.3%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

50

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 19, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2005

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